UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01829
Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.
Suite 2500
Chicago, IL 60606, USA
(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, Massachusetts 02210

Mary C. Moynihan
Perkins Coie LLP
700 13th Street, NW
Suite 800
Washington, DC 20005

(Name and address of agent for service)
Registrant's telephone number, including area code:
(312)

634-9200
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Acorn
®
Fund
Class A / LACAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at c
olumbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 54	1.08%
Key Fund
Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of
Fund
net assets.
Derivatives
are excluded from the tables unless
otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management
Investment
Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Advisor Class / CEARX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 42	0.83%
Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information
,
holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed
by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Class C / LIACX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs
for
the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.83%
Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information
, holdings, federal
tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Institutional Class / ACRNX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.83%
Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial
information
, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Institutional 2 Class / CRBRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 40	0.80%
Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is
subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning
of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment
Distributors
, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn
®
Fund
Institutional 3 Class / CRBYX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 38	0.75%
Key Fund Statistics
Fund net assets	$ 2,664,444,631
Total number of portfolio holdings	103
Portfolio turnover for the reporting period	40%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Churchill Downs, Inc.	3.0%
SPX Technologies, Inc.	2.4%
Bio-Techne Corp.	2.4%
Five Below, Inc.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.1%
Parsons Corp.	2.1%
Natera, Inc.	2.0%
Colliers International Group, Inc.	2.0%
Ryan Specialty Holdings, Inc., Class A	2.0%
WillScot Mobile Mini Holdings Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal
tax information
and
proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Class A / LAIAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.23%
Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle
Investments
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Advisor Class / CCIRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 49	0.98%
Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by
Columbia
Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment
Distributors
, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional Class / ACINX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611
.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.98%
Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal
tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional 2 Class / CAIRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.92%
Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA,
and
managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International
®
Institutional 3 Class / CCYIX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.88%
Key Fund Statistics
Fund net assets	$ 1,051,504,186
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	5%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Belimo Holding AG, Registered Shares	2.9%
Recruit Holdings Co., Ltd.	2.7%
Hexagon AB, Class B	2.4%
Intermediate Capital Group PLC	2.4%
Hypoport SE	2.3%
Auto Trader Group PLC	2.3%
Pro Medicus Ltd.	2.3%
Munters Group AB	2.3%
IMCD NV	2.2%
CCL Industries, Inc., Class B	2.1%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the
beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Class A / LAFAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.23%
Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand
name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Advisor Class / CILRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 50	0.98%
Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management
Investment
Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional Class / ACFFX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 50	0.98%
Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional
information
about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional 2 Class / CRIRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.84%
Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn International Select
SM
Institutional 3 Class / CSIRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.79%
Key Fund Statistics
Fund net assets	$ 214,450,418
Total number of portfolio holdings	68
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Novo Nordisk A/S	4.0%
Schneider Electric SE	3.1%
ASML Holding NV	3.0%
Renesas Electronics Corp.	2.8%
3i Group PLC	2.7%
Adidas AG	2.6%
Capcom Co., Ltd.	2.6%
Recruit Holdings Co., Ltd.	2.6%
Nestlé SA, Registered Shares	2.2%
Publicis Groupe SA	2.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand
name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Class A / CTFAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 25	0.50%
Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management
Investment
Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Advisor Class / CTORX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 13	0.25%
Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Class C / CTFDX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 63	1.25%
Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional Class / COTZX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 13	0.25%
Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional 2 Class / CQTRX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.20%
Key Fund Statistics
Fund net assets	$ 1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Thermostat Fund
SM
Institutional 3 Class / CYYYX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 8	0.16%
Key Fund Statistics
Fund net assets	$1,250,944,133
Total number of portfolio holdings	13
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.

Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	15.0%
Columbia Corporate Income Fund, Institutional 3 Class	12.0%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.0%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.1%
Columbia Contrarian Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	8.9%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.0%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Columbia Research Enhanced Core ETF	4.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds
are
distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund
SM
Class A / CAEAX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	1.45%
Key Fund Statistics
Fund net assets	$49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information
about
the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are
distributed
by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia
Management
Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund
SM
Advisor Class / CLOFX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 59	1.20%
Key Fund Statistics
Fund net assets	$49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds
are
distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia
Management
Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn European Fund
SM
Institutional Class / CAEZX
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 59	1.20%
Key Fund Statistics
Fund net assets	$ 49,473,773
Total number of portfolio holdings	52
Portfolio turnover for the reporting period	20%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AddTech AB, B Shares	4.2%
Diploma PLC	4.2%
Amplifon SpA	4.1%
Intermediate Capital Group PLC	4.0%
Auto Trader Group PLC	4.0%
Rightmove PLC	4.0%
Belimo Holding AG, Registered Shares	3.9%
Munters Group AB	3.6%
Carel Industries SpA	3.3%
Hexagon AB, Class B	3.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Acorn Family of Funds
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Acorn Family of Funds | 2024

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 1.7%
Entertainment 1.2%
Take-Two Interactive Software, Inc.(a)	205,160	31,900,328
Media 0.5%
Trade Desk, Inc. (The), Class A(a)	125,130	12,221,447
Total Communication Services		44,121,775
Consumer Discretionary 19.2%
Automobile Components 2.8%
Dorman Products, Inc.(a)	357,562	32,709,772
Modine Manufacturing Co.(a)	425,038	42,584,557
Total		75,294,329
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	444,003	48,875,850
Hotels, Restaurants & Leisure 6.2%
Churchill Downs, Inc.	579,508	80,899,317
Dutch Bros, Inc., Class A(a)	478,787	19,821,782
Planet Fitness, Inc., Class A(a)	361,511	26,603,595
Portillo’s, Inc., Class A(a)	1,887,167	18,343,263
Xponential Fitness, Inc., Class A(a)	1,239,612	19,337,947
Total		165,005,904
Household Durables 3.5%
Skyline Champion Corp.(a)	688,170	46,623,518
TopBuild Corp.(a)	116,694	44,958,697
Total		91,582,215
Leisure Products 0.8%
Brunswick Corp.	302,495	22,012,561
Specialty Retail 4.1%
Boot Barn Holdings, Inc.(a)	196,118	25,285,494
Five Below, Inc.(a)	550,963	60,038,438
Williams-Sonoma, Inc.	85,055	24,016,980
Total		109,340,912
Total Consumer Discretionary		512,111,771
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 2.1%
BJ’s Wholesale Club Holdings, Inc.(a)	643,584	56,532,418
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
WD-40 Co.	110,398	24,247,817
Total Consumer Staples		80,780,235
Energy 2.0%
Energy Equipment & Services 1.3%
Helix Energy Solutions Group, Inc.(a)	1,466,254	17,507,073
TechnipFMC PLC	704,422	18,420,635
Total		35,927,708
Oil, Gas & Consumable Fuels 0.7%
Permian Resources Corp.	1,092,971	17,651,482
Total Energy		53,579,190
Financials 7.6%
Banks 1.1%
Lakeland Financial Corp.	232,728	14,317,426
Western Alliance Bancorp	217,223	13,645,949
Total		27,963,375
Capital Markets 4.5%
Blue Owl Capital, Inc.	2,672,375	47,434,656
GCM Grosvenor, Inc., Class A(b)	4,025,082	39,284,800
Houlihan Lokey, Inc., Class A	251,455	33,911,221
Total		120,630,677
Insurance 2.0%
Ryan Specialty Holdings, Inc., Class A	913,703	52,912,541
Total Financials		201,506,593
Health Care 19.9%
Biotechnology 6.7%
Apellis Pharmaceuticals, Inc.(a)	64,012	2,455,500
bluebird bio, Inc.(a),(c)	5,365,983	5,281,201
Cytokinetics, Inc.(a)	93,217	5,050,497
Exact Sciences Corp.(a)	822,613	34,755,399
Exelixis, Inc.(a)	505,034	11,348,114
Insmed, Inc.(a)	311,042	20,839,814
Natera, Inc.(a)	498,539	53,986,788
Neurocrine Biosciences, Inc.(a)	61,194	8,424,578
Revolution Medicines, Inc.(a)	258,724	10,041,079
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	144,489	22,829,262
Viking Therapeutics, Inc.(a)	87,952	4,662,336
Total		179,674,568
Health Care Equipment & Supplies 3.7%
Glaukos Corp.(a)	306,085	36,225,160
Inspire Medical Systems, Inc.(a)	182,862	24,472,421
Insulet Corp.(a)	124,274	25,078,493
Outset Medical, Inc.(a),(b)	3,023,976	11,642,308
Total		97,418,382
Health Care Providers & Services 0.1%
P3 Health Partners, Inc., Class A(a),(b),(c)	5,312,362	2,392,157
Health Care Technology 0.2%
Schrodinger, Inc.(a)	333,498	6,449,851
Life Sciences Tools & Services 8.9%
BioLife Solutions, Inc.(a)	842,926	18,063,904
Bio-Techne Corp.	886,587	63,523,959
Charles River Laboratories International, Inc.(a)	125,254	25,874,971
DNA Script(a),(d),(e),(f)	1,139	160,844
Maravai LifeSciences Holdings, Inc., Class A(a)	2,513,250	17,994,870
Medpace Holdings, Inc.(a)	33,041	13,607,936
Repligen Corp.(a)	359,113	45,269,785
Stevanato Group SpA	729,989	13,387,998
West Pharmaceutical Services, Inc.	121,428	39,997,169
Total		237,881,436
Pharmaceuticals 0.3%
Intra-Cellular Therapies, Inc.(a)	102,376	7,011,732
Total Health Care		530,828,126
Industrials 22.4%
Aerospace & Defense 3.8%
Aerovironment, Inc.(a)	60,006	10,930,693
Axon Enterprise, Inc.(a)	63,701	18,743,382
Curtiss-Wright Corp.	188,580	51,101,409
Moog, Inc., Class A	113,648	19,013,310
Total		99,788,794
Building Products 0.5%
Janus International Group, Inc.(a)	1,059,940	13,387,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	399,925	39,680,558
Construction & Engineering 3.0%
MYR Group, Inc.(a)	204,716	27,782,008
WillScot Mobile Mini Holdings Corp.(a)	1,380,349	51,956,337
Total		79,738,345
Electrical Equipment 2.7%
Atkore, Inc.	356,450	48,095,799
Vertiv Holdings Co.	280,895	24,317,080
Total		72,412,879
Machinery 3.6%
Esab Corp.	338,825	31,995,245
SPX Technologies, Inc.(a)	449,280	63,860,659
Total		95,855,904
Professional Services 4.4%
KBR, Inc.	578,910	37,131,288
Parsons Corp.(a)	677,631	55,436,992
Paylocity Holding Corp.(a)	193,398	25,499,526
Total		118,067,806
Trading Companies & Distributors 2.9%
Core & Main, Inc., Class A(a)	93,718	4,586,559
FTAI Aviation Ltd.	426,451	44,022,536
SiteOne Landscape Supply, Inc.(a)	236,875	28,758,994
Total		77,368,089
Total Industrials		596,299,417
Information Technology 19.2%
Electronic Equipment, Instruments & Components 0.5%
Coherent Corp.(a)	185,559	13,445,605
IT Services 2.8%
Cloudflare, Inc.(a)	268,732	22,259,071
Globant SA(a)	214,182	38,180,083
MongoDB, Inc.(a)	53,311	13,325,618
Total		73,764,772
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Allegro MicroSystems, Inc.(a)	705,978	19,936,819
Lattice Semiconductor Corp.(a)	596,725	34,604,083
Monolithic Power Systems, Inc.	13,345	10,965,319
Onto Innovation, Inc.(a)	93,182	20,459,040
Rambus, Inc.(a)	458,408	26,936,054
Veeco Instruments, Inc.(a)	168,914	7,889,973
Total		120,791,288
Software 9.4%
AppLovin Corp.(a)	218,580	18,190,228
Crowdstrike Holdings, Inc., Class A(a)	27,565	10,562,632
CyberArk Software Ltd.(a)	41,314	11,296,074
Dynatrace, Inc.(a)	488,326	21,847,705
Gen Digital, Inc.	356,441	8,903,896
HubSpot, Inc.(a)	33,575	19,802,199
Monday.com Ltd.(a)	96,858	23,319,532
Samsara, Inc., Class A(a)	327,171	11,025,663
Sprout Social, Inc., Class A(a)	938,292	33,478,258
Varonis Systems, Inc.(a)	468,948	22,495,436
Workiva, Inc., Class A(a)	383,927	28,022,832
Zeta Global Holdings Corp., Class A(a)	1,058,064	18,674,830
Zscaler, Inc.(a)	121,055	23,265,560
Total		250,884,845
Technology Hardware, Storage & Peripherals 2.0%
Pure Storage, Inc., Class A(a)	365,929	23,496,301
Super Micro Computer, Inc.(a)	37,033	30,342,989
Total		53,839,290
Total Information Technology		512,725,800
Materials 0.5%
Metals & Mining 0.5%
ATI, Inc.(a)	236,102	13,091,856
Total Materials		13,091,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.0%
Real Estate Management & Development 2.0%
Colliers International Group, Inc.	480,537	53,651,956
Total Real Estate		53,651,956
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp.	109,367	9,403,375
Total Utilities		9,403,375
Total Common Stocks (Cost $2,248,112,647)		2,608,100,094

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
Sector 1.2%
SPDR S&P Biotech ETF(c)	340,871	31,602,150
Total Exchange-Traded Equity Funds (Cost $30,840,872)		31,602,150

Securities Lending Collateral 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.191%(g),(h)	28,864,243	28,864,243
Total Securities Lending Collateral (Cost $28,864,243)		28,864,243

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 5.547%(b),(g)	35,892,718	35,881,951
Total Money Market Funds (Cost $35,877,708)		35,881,951
Total Investments in Securities (Cost: $2,343,695,470)		2,704,448,438
Obligation to Return Collateral for Securities Loaned		(28,864,243)
Other Assets & Liabilities, Net		(11,139,564)
Net Assets		2,664,444,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	68,959,416	410,106,899	(443,166,750)	(17,614)	35,881,951	15,417	1,332,299	35,892,718
GCM Grosvenor, Inc., Class A
	36,064,735	—	—	3,220,065	39,284,800	—	—	4,025,082
Outset Medical, Inc.‡
	—	2,682,566	—	(26,126,355)	11,642,308	—	—	3,023,976
P3 Health Partners, Inc., Class A‡,†
	—	2,020,781	(1,827,312)	—	—	(1,282,413)	—	—
Total	105,024,151			(22,923,904)	86,809,059	(1,266,996)	1,332,299

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(c)	All or a portion of this security was on loan at June 30, 2024. The total market value of securities on loan at June 30, 2024 was $27,591,615.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2024, the total value of these securities amounted to $160,844, which represents 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2024, the total market value of these securities amounted to $160,844, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	160,844

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(h)	Investment made with cash collateral received from securities lending activity.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2024 (Unaudited)
Fair value measurements (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	44,121,775	—	—	44,121,775
Consumer Discretionary	512,111,771	—	—	512,111,771
Consumer Staples	80,780,235	—	—	80,780,235
Energy	53,579,190	—	—	53,579,190
Financials	201,506,593	—	—	201,506,593
Health Care	530,667,282	—	160,844	530,828,126
Industrials	596,299,417	—	—	596,299,417
Information Technology	512,725,800	—	—	512,725,800
Materials	13,091,856	—	—	13,091,856
Real Estate	53,651,956	—	—	53,651,956
Utilities	9,403,375	—	—	9,403,375
Total Common Stocks	2,607,939,250	—	160,844	2,608,100,094
Exchange-Traded Equity Funds	31,602,150	—	—	31,602,150
Securities Lending Collateral	28,864,243	—	—	28,864,243
Money Market Funds	35,881,951	—	—	35,881,951
Total Investments in Securities	2,704,287,594	—	160,844	2,704,448,438
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn International®, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Australia 5.6%
CAR Group Ltd.	872,591	20,429,232
IDP Education Ltd.(a)	1,432,359	14,414,493
Pro Medicus Ltd.	252,698	23,999,354
Total		58,843,079
Brazil 2.7%
TOTVS SA	2,641,793	14,390,189
Wheaton Precious Metals Corp.	258,225	13,539,329
Total		27,929,518
Canada 8.1%
Agnico Eagle Mines Ltd.	97,083	6,349,904
Altus Group Ltd.	377,811	13,951,984
ARC Resources Ltd.	957,042	17,076,419
CCL Industries, Inc., Class B	416,811	21,918,339
Richelieu Hardware Ltd.	446,976	13,457,799
Whitecap Resources, Inc.	1,643,356	12,024,410
Total		84,778,855
China 2.3%
Proya Cosmetics Co., Ltd., Class A	407,064	6,204,096
Silergy Corp.	1,236,000	17,531,815
Total		23,735,911
Finland 1.6%
Valmet OYJ(a)	608,034	17,401,498
France 1.7%
Edenred SE	292,710	12,414,361
Robertet SA	5,829	5,100,178
Total		17,514,539
Germany 7.4%
Amadeus Fire AG	43,491	4,944,876
CTS Eventim AG & Co. KGaA	166,648	13,873,344
Hypoport SE(b)	77,111	24,690,562
Jenoptik AG	605,547	17,493,166
Nemetschek SE	175,954	17,177,844
Total		78,179,792
Common Stocks (continued)
Issuer	Shares	Value ($)
India 2.6%
Cholamandalam Investment and Finance Co., Ltd.	400,065	6,817,265
ICICI Prudential Life Insurance Co., Ltd.	1,394,459	10,109,356
Max Healthcare Institute Ltd.	944,652	10,639,000
Total		27,565,621
Ireland 0.6%
Bank of Ireland Group PLC	577,511	6,032,945
Italy 2.2%
Amplifon SpA	521,666	18,550,403
Carel Industries SpA	249,562	4,623,744
Total		23,174,147
Japan 18.6%
Capcom Co., Ltd.	488,800	9,246,575
Daiseki Co., Ltd.	844,119	19,724,903
Disco Corp.	55,600	21,178,021
Fuso Chemical Co., Ltd.	507,100	12,985,132
Gunma Bank Ltd. (The)	1,063,900	6,853,083
Kokusai Electric Corp.(a)	225,600	6,633,364
Macnica Holdings, Inc.	112,000	4,706,529
NGK Spark Plug Co., Ltd.	423,300	12,343,679
Nomura Real Estate Holdings, Inc.	185,300	4,664,631
Obic Co., Ltd.	85,600	11,045,162
Omron Corp.	151,400	5,242,701
Recruit Holdings Co., Ltd.	533,900	28,727,649
Simplex Holdings, Inc.	727,400	12,880,340
Solasto Corp.	1,887,300	5,479,302
Sundrug Co., Ltd.	182,800	4,612,017
Suntory Beverage & Food Ltd.	614,500	21,824,723
Yaskawa Electric Corp.	218,100	7,864,466
Total		196,012,277
Mexico 4.0%
Corporación Inmobiliaria Vesta SAB de CV	6,581,508	19,728,336
Grupo Aeroportuario del Centro Norte SAB de CV	1,373,218	11,653,025
La Comer SAB de CV	5,357,945	10,428,883
Total		41,810,244
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.0%
BE Semiconductor Industries NV	112,247	18,751,009
IMCD NV	170,567	23,512,221
Total		42,263,230
New Zealand 2.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,137,570	20,821,216
Norway 0.5%
AutoStore Holdings Ltd.(b),(c)	4,699,040	5,511,065
Sweden 5.5%
AddTech AB, B Shares	325,749	8,123,398
Hexagon AB, Class B	2,259,128	25,598,691
Munters Group AB	1,257,410	23,681,739
Total		57,403,828
Switzerland 6.0%
Belimo Holding AG, Registered Shares	60,139	30,164,388
Inficon Holding AG	12,163	18,401,933
Tecan Group AG, Registered Shares	21,728	7,274,907
VAT Group AG	12,809	7,232,691
Total		63,073,919
Taiwan 4.1%
Parade Technologies Ltd.	198,000	5,089,778
Sinbon Electronics Co., Ltd.	1,658,000	14,917,177
Universal Vision Biotechnology Co., Ltd.	571,883	4,392,025
Voltronic Power Technology Corp.	317,408	18,792,594
Total		43,191,574
United Kingdom 15.9%
Ashtead Group PLC	136,138	9,076,825
Auto Trader Group PLC	2,439,267	24,551,643
ConvaTec Group PLC	4,007,275	11,872,426
Genus PLC	658,912	13,677,314
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	614,997	20,962,517
Howden Joinery Group PLC	950,799	10,515,783
Intermediate Capital Group PLC	909,048	24,930,009
Rentokil Initial PLC	2,515,836	14,610,976
Rightmove PLC	3,083,859	20,816,246
Safestore Holdings PLC	1,672,397	16,220,833
Total		167,234,572
United States 2.2%
CRH PLC	169,949	12,593,938
Inter Parfums, Inc.	93,531	10,852,402
Total		23,446,340
Vietnam 1.6%
FPT Corp.	3,301,062	16,895,236
Total Common Stocks (Cost $763,222,287)		1,042,819,406

Securities Lending Collateral 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.191%(d),(e)	10,923,683	10,923,683
Total Securities Lending Collateral (Cost $10,923,683)		10,923,683

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(d),(f)	4,014,675	4,013,470
Total Money Market Funds (Cost $4,013,563)		4,013,470
Total Investments in Securities (Cost $778,159,533)		1,057,756,559
Obligation to Return Collateral for Securities Loaned		(10,923,683)
Other Assets & Liabilities, Net		4,671,310
Net Assets		$1,051,504,186
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at June 30, 2024. The total market value of securities on loan at June 30, 2024 was $10,383,933.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $5,511,065, which represents 0.52% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(e)	Investment made with cash collateral received from securities lending activity.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	21,219,590	68,691,101	(85,897,085)	(136)	4,013,470	(2,142)	377,945	4,014,675
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	58,843,079	—	58,843,079
Brazil	27,929,518	—	—	27,929,518
Canada	84,778,855	—	—	84,778,855
China	—	23,735,911	—	23,735,911
Finland	—	17,401,498	—	17,401,498
France	—	17,514,539	—	17,514,539
Germany	—	78,179,792	—	78,179,792
India	—	27,565,621	—	27,565,621
Ireland	—	6,032,945	—	6,032,945
Italy	—	23,174,147	—	23,174,147
Japan	—	196,012,277	—	196,012,277
Mexico	41,810,244	—	—	41,810,244
Netherlands	—	42,263,230	—	42,263,230
New Zealand	—	20,821,216	—	20,821,216
Norway	—	5,511,065	—	5,511,065
Sweden	—	57,403,828	—	57,403,828
Switzerland	—	63,073,919	—	63,073,919
Taiwan	—	43,191,574	—	43,191,574
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2024 (Unaudited)
Fair value measurements (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	—	167,234,572	—	167,234,572
United States	10,852,402	12,593,938	—	23,446,340
Vietnam	—	16,895,236	—	16,895,236
Total Common Stocks	165,371,019	877,448,387	—	1,042,819,406
Securities Lending Collateral	10,923,683	—	—	10,923,683
Money Market Funds	4,013,470	—	—	4,013,470
Total Investments in Securities	180,308,172	877,448,387	—	1,057,756,559
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Australia 2.1%
CSL Ltd.	22,509	4,413,954
Brazil 0.8%
TOTVS SA	321,308	1,750,206
Canada 4.1%
ARC Resources Ltd.	137,717	2,457,273
Canadian National Railway Co.	13,670	1,615,359
Shopify, Inc., Class A(a)	27,867	1,841,640
Whitecap Resources, Inc.	382,647	2,799,822
Total		8,714,094
China 1.1%
NetEase, Inc., ADR	23,783	2,273,179
Denmark 3.9%
Novo Nordisk A/S	59,175	8,467,047
France 14.6%
Airbus Group SE	26,349	3,616,314
Cie de Saint-Gobain SA	31,386	2,441,019
EssilorLuxottica SA	11,284	2,424,747
L’Oreal SA	6,884	3,030,100
LVMH Moet Hennessy Louis Vuitton SE	4,488	3,445,846
Pernod Ricard SA	9,978	1,361,394
Publicis Groupe SA(b)	44,604	4,737,793
Schneider Electric SE	27,623	6,622,495
TotalEnergies SE	53,062	3,552,701
Total		31,232,409
Germany 5.7%
Adidas AG	23,407	5,588,809
Deutsche Telekom AG, Registered Shares	170,412	4,283,391
Nemetschek SE	25,067	2,447,214
Total		12,319,414
India 2.8%
Max Healthcare Institute Ltd.	119,375	1,344,443
Phoenix Mills Ltd. (The)	72,251	3,103,523
Polycab India Ltd.(a)	19,680	1,589,226
Total		6,037,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.0%
Bank of Ireland Group PLC	409,705	4,279,966
Japan 26.9%
Capcom Co., Ltd.	293,000	5,542,648
Daikin Industries Ltd.	20,000	2,784,314
Disco Corp.	8,600	3,275,737
Gunma Bank Ltd. (The)	335,300	2,159,826
Hoya Corp.	27,600	3,227,526
Keyence Corp.	9,400	4,114,175
Kokusai Electric Corp.	100,600	2,957,963
Macnica Holdings, Inc.	37,500	1,575,847
NGK Spark Plug Co., Ltd.	98,300	2,866,486
Nomura Real Estate Holdings, Inc.	37,800	951,555
Omron Corp.	98,800	3,421,260
ORIX Corp.	70,300	1,558,121
Recruit Holdings Co., Ltd.	102,400	5,509,854
Renesas Electronics Corp.	319,400	6,057,309
Sony Group Corp.	19,700	1,678,857
Suntory Beverage & Food Ltd.	125,800	4,467,942
Tokyo Electron Ltd.	11,800	2,583,025
Yaskawa Electric Corp.	80,700	2,909,961
Total		57,642,406
Netherlands 3.9%
ASML Holding NV	6,268	6,388,135
IMCD NV	14,131	1,947,922
Total		8,336,057
New Zealand 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	2,709,703
Singapore 1.2%
DBS Group Holdings Ltd.	97,790	2,575,672
Spain 1.7%
Industria de Diseno Textil SA	75,631	3,753,066
Switzerland 8.7%
Belimo Holding AG, Registered Shares	8,475	4,250,872
Lonza Group AG, Registered Shares	5,084	2,767,755
Nestlé SA, Registered Shares	46,461	4,742,474
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sika AG	11,656	3,327,319
VAT Group AG	6,447	3,640,343
Total		18,728,763
Taiwan 0.7%
Parade Technologies Ltd.	61,000	1,568,063
United Kingdom 16.4%
3i Group PLC	148,088	5,707,447
Ashtead Group PLC	50,709	3,380,957
Auto Trader Group PLC	177,233	1,783,881
BT Group PLC	1,462,836	2,593,394
ConvaTec Group PLC	672,194	1,991,521
Halma PLC	76,902	2,621,248
Howden Joinery Group PLC	217,433	2,404,797
Intermediate Capital Group PLC	159,646	4,378,180
London Stock Exchange Group PLC	27,212	3,226,755
Reckitt Benckiser Group PLC	44,362	2,399,951
Rightmove PLC	235,662	1,590,733
Rio Tinto PLC	46,274	3,036,421
Total		35,115,285
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.0%
CRH PLC	56,688	4,200,820
Total Common Stocks (Cost $182,210,432)		214,117,296

Securities Lending Collateral 2.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.191%(c),(d)	4,550,000	4,550,000
Total Securities Lending Collateral (Cost $4,550,000)		4,550,000

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(c),(e)	1,972	1,971
Total Money Market Funds (Cost $1,971)		1,971
Total Investments in Securities (Cost $186,762,403)		218,669,267
Obligation to Return Collateral for Securities Loaned		(4,550,000)
Other Assets & Liabilities, Net		331,151
Net Assets		$214,450,418
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at June 30, 2024. The total market value of securities on loan at June 30, 2024 was $4,260,423.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(d)	Investment made with cash collateral received from securities lending activity.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	5,679,803	27,374,014	(33,051,667)	(179)	1,971	1,228	41,778	1,972
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2024 (Unaudited)
Fair value measurements (continued)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	4,413,954	—	4,413,954
Brazil	1,750,206	—	—	1,750,206
Canada	8,714,094	—	—	8,714,094
China	2,273,179	—	—	2,273,179
Denmark	—	8,467,047	—	8,467,047
France	—	31,232,409	—	31,232,409
Germany	—	12,319,414	—	12,319,414
India	—	6,037,192	—	6,037,192
Ireland	—	4,279,966	—	4,279,966
Japan	—	57,642,406	—	57,642,406
Netherlands	—	8,336,057	—	8,336,057
New Zealand	—	2,709,703	—	2,709,703
Singapore	—	2,575,672	—	2,575,672
Spain	—	3,753,066	—	3,753,066
Switzerland	—	18,728,763	—	18,728,763
Taiwan	—	1,568,063	—	1,568,063
United Kingdom	—	35,115,285	—	35,115,285
United States	—	4,200,820	—	4,200,820
Total Common Stocks	12,737,479	201,379,817	—	214,117,296
Securities Lending Collateral	4,550,000	—	—	4,550,000
Money Market Funds	1,971	—	—	1,971
Total Investments in Securities	17,289,450	201,379,817	—	218,669,267
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 36.1%
	Shares	Value ($)
U.S. Large Cap 32.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,333,606	125,376,922
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	4,555,360	125,910,156
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	668,761	50,270,721
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,759,588	100,296,504
Total		401,854,303
U.S. Small Cap 4.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	2,218,218	49,710,268
Total Equity Funds (Cost $398,339,414)		451,564,571

Exchange-Traded Equity Funds 4.0%

U.S. Large Cap 4.0%
Columbia Research Enhanced Core ETF(a)	1,562,020	50,406,385
Total Exchange-Traded Equity Funds (Cost $44,228,638)		50,406,385

Exchange-Traded Fixed Income Funds 6.0%

Multisector 6.0%
Columbia Diversified Fixed Income Allocation ETF(a)	4,232,754	74,677,632
Total Exchange-Traded Fixed Income Funds (Cost $79,877,544)		74,677,632

Fixed Income Funds 53.9%
	Shares	Value ($)
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,003,833	75,501,320
Investment Grade 47.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,665,567	149,823,446
Columbia Quality Income Fund, Institutional 3 Class(a)	6,499,877	111,992,878
Columbia Total Return Bond Fund, Institutional 3 Class(a)	6,269,910	187,282,216
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	15,189,612	149,617,682
Total		598,716,222
Total Fixed Income Funds (Cost $702,355,023)		674,217,542

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 5.547%(a),(c)	1,995,432	1,994,834
Total Money Market Funds (Cost $1,994,833)		1,994,834
Total Investments in Securities (Cost: $1,226,795,452)		1,252,860,964
Other Assets & Liabilities, Net		(1,916,831)
Net Assets		1,250,944,133
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	49,842,893	124,632,300	(56,984,359)	7,886,088	125,376,922	—	7,794,483	—	3,333,606
Columbia Corporate Income Fund, Institutional 3 Class
	113,832,291	45,943,113	(7,691,048)	(2,260,910)	149,823,446	—	(196,649)	2,797,902	16,665,567
Columbia Diversified Fixed Income Allocation ETF
	113,184,926	20,302,117	(60,530,601)	1,721,190	74,677,632	—	(5,597,894)	2,020,979	4,232,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Emerging Markets Fund, Institutional 3 Class
	20,222,272	—	(18,206,441)	(2,015,831)	—	—	1,917,308	—	—
Columbia High Yield Bond Fund, Institutional 3 Class
	—	75,901,566	(1,183,016)	782,770	75,501,320	—	(783)	670,583	7,003,833
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	49,793,350	130,507,148	(59,549,826)	5,159,484	125,910,156	5,239,610	4,893,440	194,205	4,555,360
Columbia Large Cap Growth Fund, Institutional 3 Class
	—	62,307,551	(18,343,241)	6,306,411	50,270,721	—	1,674,107	—	668,761
Columbia Large Cap Index Fund, Institutional 3 Class
	39,867,291	101,171,606	(46,946,174)	6,203,781	100,296,504	1,105,503	4,553,516	229,705	1,759,588
Columbia Quality Income Fund, Institutional 3 Class
	227,547,307	35,987,165	(152,622,962)	1,081,368	111,992,878	—	(12,432,787)	4,175,578	6,499,877
Columbia Research Enhanced Core ETF
	19,956,188	50,158,785	(22,670,528)	2,961,940	50,406,385	—	2,960,256	—	1,562,020
Columbia Short-Term Cash Fund, 5.547%
	5,040,866	102,901,268	(105,946,795)	(505)	1,994,834	—	(436)	116,047	1,995,432
Columbia Small Cap Index Fund, Institutional 3 Class
	19,727,625	52,011,266	(19,961,993)	(2,066,630)	49,710,268	1,934,214	1,169,040	25,995	2,218,218
Columbia Total Return Bond Fund, Institutional 3 Class
	284,542,729	52,880,407	(145,732,529)	(4,408,391)	187,282,216	—	(5,486,496)	5,920,613	6,269,910
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	397,039,033	53,170,489	(313,679,914)	13,088,074	149,617,682	—	(27,071,638)	5,100,784	15,189,612
Total	1,340,596,771			34,438,839	1,252,860,964	8,279,327	(25,824,533)	21,252,391

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2024.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2024 (Unaudited)
Fair value measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	451,564,571	—	—	451,564,571
Exchange-Traded Equity Funds	50,406,385	—	—	50,406,385
Exchange-Traded Fixed Income Funds	74,677,632	—	—	74,677,632
Fixed Income Funds	674,217,542	—	—	674,217,542
Money Market Funds	1,994,834	—	—	1,994,834
Total Investments in Securities	1,252,860,964	—	—	1,252,860,964
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Belgium 2.0%
Melexis NV	11,689	1,002,579
Finland 2.7%
Konecranes OYJ	18,219	1,032,309
Metso Outotec OYJ	27,153	288,593
Total		1,320,902
France 4.4%
Edenred SE	23,110	980,137
Elis SA	7,782	168,516
Nexans SA	2,264	249,171
Pluxee NV(a)	9,245	260,317
Robertet SA	589	515,355
Total		2,173,496
Germany 9.5%
CTS Eventim AG & Co. KGaA	14,615	1,216,690
Gerresheimer AG	8,649	929,449
Hypoport SE(a)	2,649	848,197
Nemetschek SE	14,017	1,368,436
Rational AG	412	341,598
Total		4,704,370
Italy 7.4%
Amplifon SpA	57,079	2,029,725
Carel Industries SpA	87,331	1,618,020
Total		3,647,745
Luxembourg 0.5%
CVC Capital Partners PLC(a),(b)	13,846	254,084
Netherlands 6.2%
BE Semiconductor Industries NV	8,797	1,469,551
IMCD NV	11,514	1,587,175
Total		3,056,726
Norway 0.5%
TOMRA Systems ASA	22,046	262,802
Spain 2.3%
Fluidra SA	54,732	1,141,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 13.1%
AddTech AB, B Shares	83,320	2,077,801
Hexagon AB, Class B	140,463	1,591,618
Hexpol AB	48,783	540,768
Munters Group AB	94,048	1,771,276
Sectra AB, Class B(a)	21,878	501,310
Total		6,482,773
Switzerland 12.7%
Accelleron Industries AG	19,587	767,202
Belimo Holding AG, Registered Shares	3,821	1,916,529
Comet Holding AG, Registered Shares	839	336,343
Inficon Holding AG	999	1,511,431
Kardex Holding AG	4,878	1,240,463
Siegfried Holding AG, Registered Shares(a)	258	267,585
Tecan Group AG, Registered Shares	778	260,488
Total		6,300,041
United Kingdom 32.9%
Ascential PLC	191,700	828,762
Auction Technology Group PLC(a)	62,968	398,785
Auto Trader Group PLC	198,818	2,001,138
Bodycote PLC	30,912	265,504
Chemring Group PLC	54,911	258,563
ConvaTec Group PLC	261,925	776,010
Diploma PLC	39,467	2,063,011
Genus PLC	23,992	498,012
Greggs PLC	7,326	256,709
Halma PLC	43,474	1,481,836
Howden Joinery Group PLC	29,185	322,784
IMI PLC	22,466	499,220
Intermediate Capital Group PLC	73,035	2,002,934
Rentokil Initial PLC	176,690	1,026,145
Rightmove PLC	293,778	1,983,020
Safestore Holdings PLC	127,941	1,240,919
Spectris PLC	7,138	250,439
YouGov PLC	23,870	122,507
Total		16,276,298
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.1%
Inter Parfums, Inc.	13,110	1,521,153
Total Common Stocks (Cost $31,390,743)		48,144,063

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(c),(d)	354,313	354,207
Total Money Market Funds (Cost $354,207)		354,207
Total Investments in Securities (Cost $31,744,950)		48,498,270
Other Assets & Liabilities, Net		975,503
Net Assets		$49,473,773
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $254,084, which represents 0.51% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	548,979	12,097,904	(12,292,621)	(55)	354,207	209	12,916	354,313
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■
  Level 1 – quoted prices in active markets for identical securities
■
  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■
  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Investment Manager’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Board of Trustees has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized the Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the valuation policies and procedures approved by the Board of Trustees (the Policies).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2024 (Unaudited)
Fair value measurements (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the Investment Manager believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Investment Manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	1,002,579	—	1,002,579
Finland	—	1,320,902	—	1,320,902
France	—	2,173,496	—	2,173,496
Germany	—	4,704,370	—	4,704,370
Italy	—	3,647,745	—	3,647,745
Luxembourg	—	254,084	—	254,084
Netherlands	—	3,056,726	—	3,056,726
Norway	—	262,802	—	262,802
Spain	—	1,141,094	—	1,141,094
Sweden	—	6,482,773	—	6,482,773
Switzerland	—	6,300,041	—	6,300,041
United Kingdom	—	16,276,298	—	16,276,298
United States	1,521,153	—	—	1,521,153
Total Common Stocks	1,521,153	46,622,910	—	48,144,063
Money Market Funds	354,207	—	—	354,207
Total Investments in Securities	1,875,360	46,622,910	—	48,498,270
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,231,814,148, $774,145,970, $186,760,432, respectively)	$2,617,639,379	$1,053,743,089	$218,667,296
Affiliated issuers (cost $111,881,322, $4,013,563, $1,971, respectively)	86,809,059	4,013,470	1,971
Receivable for:
Investments sold	12,912,438	8,688,443	—
Capital shares sold	160,256	38,599	32,983
Dividends	402,946	1,153,544	288,395
Securities lending income	12,099	1,358	219
Foreign tax reclaims	7,208	1,701,097	635,365
Expense reimbursement due from Investment Manager	3,550	3,388	1,709
Prepaid expenses	24,368	11,799	1,923
Deferred compensation of board members	182	—	—
Other assets	2,953	1,609	—
Total assets	2,717,974,438	1,069,356,396	219,629,861
Liabilities
Due to custodian	—	2,836	8,557
Foreign currency (cost $—, $ 14,445, $—, respectively)	—	14,461	—
Due upon return of securities on loan	28,864,243	10,923,683	4,550,000
Payable for:
Investments purchased	18,790,837	4,023,871	—
Capital shares redeemed	956,765	671,638	172,632
Foreign capital gains taxes deferred	—	—	197,657
Investment advisory fee	50,293	24,819	5,245
Distribution and/or service fees	3,894	1,004	855
Transfer agent fees	161,965	68,927	22,717
Administration fees	3,641	1,446	295
Compensation of chief compliance officer	—	173	—
Compensation of board members	49,906	4,326	570
Other expenses	288,188	161,344	58,950
Deferred compensation of board members	4,360,075	1,953,682	161,965
Total liabilities	53,529,807	17,852,210	5,179,443
Net assets applicable to outstanding capital stock	$2,664,444,631	$1,051,504,186	$214,450,418
Represented by
Paid in capital	2,658,240,338	833,028,158	195,345,350
Total distributable earnings (loss)	6,204,293	218,476,028	19,105,068
Total - representing net assets applicable to outstanding capital stock	$2,664,444,631	$1,051,504,186	$214,450,418
* Includes the value of securities on loan	27,591,615	10,383,933	4,260,423
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$539,402,291	$145,958,283	$124,424,616
Shares outstanding	69,993,543	5,869,175	4,732,727
Net asset value per share(a)	$7.71	$24.87	$26.29
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.18	$26.39	$27.89
Advisor Class
Net assets	$35,369,187	$5,127,541	$989,220
Shares outstanding	2,896,126	201,204	36,480
Net asset value per share(c)	$12.21	$25.48	$27.12
Class C
Net assets	$7,588,472	$—	$—
Shares outstanding	712,385	—	—
Net asset value per share(a)	$10.65	$—	$—
Institutional Class
Net assets	$2,028,633,497	$759,426,506	$75,019,995
Shares outstanding	180,178,091	30,319,810	2,793,909
Net asset value per share(c)	$11.26	$25.05	$26.85
Institutional 2 Class
Net assets	$24,635,314	$20,283,134	$4,715,873
Shares outstanding	1,982,414	810,028	173,640
Net asset value per share(c)	$12.43	$25.04	$27.16
Institutional 3 Class
Net assets	$28,815,870	$120,708,722	$9,300,714
Shares outstanding	2,277,791	4,728,082	342,456
Net asset value per share(c)	$12.65	$25.53	$27.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $31,390,743, respectively)	$—	$48,144,063
Affiliated issuers (cost $1,226,795,452, $354,207, respectively)	1,252,860,964	354,207
Cash	192,151	—
Receivable for:
Investments sold	—	968,840
Capital shares sold	417,058	252
Dividends	2,516,630	55,691
Foreign tax reclaims	—	208,698
Expense reimbursement due from Investment Manager	1,934	725
Prepaid expenses	11,793	529
Other assets	15,165	15,361
Total assets	1,256,015,695	49,748,366
Liabilities
Payable for:
Investments purchased	2,502,229	217,898
Capital shares redeemed	1,931,509	2,693
Investment advisory fee	3,438	1,629
Distribution and/or service fees	5,408	193
Transfer agent fees	104,423	5,520
Administration fees	1,719	68
Compensation of board members	3,627	188
Other expenses	109,106	17,282
Deferred compensation of board members	410,103	29,122
Total liabilities	5,071,562	274,593
Net assets applicable to outstanding capital stock	$1,250,944,133	$49,473,773
Represented by
Paid in capital	1,374,794,275	44,931,145
Total distributable earnings (loss)	(123,850,142)	4,542,628
Total - representing net assets applicable to outstanding capital stock	$1,250,944,133	$49,473,773
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$400,299,190	$27,868,625
Shares outstanding	25,036,014	1,111,998
Net asset value per share(a)	$15.99	$25.06
Maximum sales charge	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.97	$26.59
Advisor Class
Net assets	$72,850,309	$1,739,310
Shares outstanding	4,606,972	68,395
Net asset value per share(c)	$15.81	$25.43
Class C
Net assets	$96,805,063	$—
Shares outstanding	6,030,802	—
Net asset value per share(a)	$16.05	$—
Institutional Class
Net assets	$593,309,976	$19,865,838
Shares outstanding	37,811,381	785,261
Net asset value per share(c)	$15.69	$25.30
Institutional 2 Class
Net assets	$77,144,896	$—
Shares outstanding	4,869,575	—
Net asset value per share(c)	$15.84	$—
Institutional 3 Class
Net assets	$10,534,699	$—
Shares outstanding	666,295	—
Net asset value per share(c)	$15.81	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$5,776,444	$11,761,544	$2,902,657
Dividends — affiliated issuers	1,332,299	377,945	41,778
Income from securities lending — net	28,184	34,525	1,281
Foreign taxes withheld	(21,687)	(1,165,907)	(240,879)
Total income	7,115,240	11,008,107	2,704,837
Expenses:
Investment advisory fee	9,503,341	4,613,128	961,236
Distribution and/or service fees
Class A	701,591	184,455	155,516
Class C	41,169	8,391	2,418
Class R	—	2,770	—
Transfer agent fees
Class A	221,336	76,975	120,792
Advisor Class	14,345	2,807	914
Class C	3,249	877	474
Institutional Class	827,428	406,463	73,556
Institutional 2 Class	7,377	5,642	1,448
Institutional 3 Class	870	3,278	258
Class R	—	581	—
Administration fees	690,002	269,699	54,002
Custodian fees	8,635	70,898	19,792
Printing and postage fees	47,556	36,059	15,891
Registration fees	42,307	47,012	40,374
Accounting services fees	13,369	18,781	13,699
Legal fees	438,529	143,294	34,182
Line of credit interest	—	3,799	54
Compensation of chief compliance officer	8,894	3,317	745
Compensation of board members	231,709	75,516	14,701
Deferred compensation of board members	762,631	331,060	15,982
Other	82,220	42,673	11,786
Total expenses	13,646,558	6,347,475	1,537,820
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,480,588)	(958,816)	(329,472)
Fees waived by transfer agent
Institutional 2 Class	—	(185)	(53)
Institutional 3 Class	—	—	(84)
Total net expenses	12,165,970	5,388,474	1,208,211
Net investment income (loss)	(5,050,730)	5,619,633	1,496,626
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	202,722,992	22,518,664	13,530,426
Investments — affiliated issuers	(1,266,996)	(2,142)	1,228
Foreign currency translations	—	(184,709)	56,095
Net realized gain	201,455,996	22,331,813	13,587,749
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(89,802,076)	(16,071,851)	(6,164,004)
Investments — affiliated issuers	(22,923,904)	(136)	(179)
Foreign currency translations	—	(48,639)	(31,261)
Foreign capital gains tax	—	—	(197,657)
Net change in unrealized appreciation (depreciation)	(112,725,980)	(16,120,626)	(6,393,101)
Net realized and unrealized gain	88,730,016	6,211,187	7,194,648
Net increase in net assets resulting from operations	$83,679,286	$11,830,820	$8,691,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Operations (continued)
Six Months Ended June 30, 2024 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$616,921
Dividends — affiliated issuers	21,252,391	12,916
Income from securities lending — net	—	14
Foreign taxes withheld	—	(63,688)
Total income	21,252,391	566,163
Expenses:
Investment advisory fee	644,319	326,118
Distribution and/or service fees
Class A	510,813	36,129
Class C	514,269	4,597
Transfer agent fees
Class A	188,498	17,404
Advisor Class	33,105	1,126
Class C	47,433	552
Institutional Class	281,711	12,960
Institutional 2 Class	20,445	460
Institutional 3 Class	466	3
Administration fees	322,159	13,702
Custodian fees	1,213	10,097
Printing and postage fees	43,306	6,286
Registration fees	55,424	50,647
Accounting services fees	3,814	13,147
Legal fees	171,603	7,168
Line of credit interest	8,715	623
Compensation of chief compliance officer	4,240	198
Compensation of board members	89,069	3,894
Deferred compensation of board members	(3,118)	1,186
Other	41,870	7,283
Total expenses	2,979,354	513,580
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(359,345)	(143,982)
Fees waived by transfer agent
Institutional 2 Class	(1,080)	(75)
Institutional 3 Class	(128)	—
Total net expenses	2,618,801	369,523
Net investment income	18,633,590	196,640
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	6,516,257
Investments — affiliated issuers	(25,824,533)	209
Capital gain distributions from underlying affiliated funds	8,279,327	—
Foreign currency translations	—	2,989
Net realized gain (loss)	(17,545,206)	6,519,455
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	(7,438,003)
Investments — affiliated issuers	34,438,839	(55)
Foreign currency translations	—	(8,475)
Net change in unrealized appreciation (depreciation)	34,438,839	(7,446,533)
Net realized and unrealized gain (loss)	16,893,633	(927,078)
Net increase (decrease) in net assets resulting from operations	$35,527,223	$(730,438)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income (loss)	$(5,050,730)	$(7,032,388)	$5,619,633	$8,555,736
Net realized gain	201,455,996	50,622,359	22,331,813	95,803,172
Net change in unrealized appreciation (depreciation)	(112,725,980)	481,091,902	(16,120,626)	113,665,461
Net increase in net assets resulting from operations	83,679,286	524,681,873	11,830,820	218,024,369
Distributions to shareholders
Net investment income and net realized gains
Class A	—	—	(5,129,873)	—
Advisor Class	—	—	(187,821)	—
Institutional Class	—	—	(28,163,745)	—
Institutional 2 Class	—	—	(777,020)	—
Institutional 3 Class	—	—	(4,455,561)	—
Total distributions to shareholders	—	—	(38,714,020)	—
Decrease in net assets from capital stock activity	(201,997,585)	(231,168,063)	(79,799,584)	(344,563,812)
Total increase (decrease) in net assets	(118,318,299)	293,513,810	(106,682,784)	(126,539,443)
Net assets at beginning of period	2,782,762,930	2,489,249,120	1,158,186,970	1,284,726,413
Net assets at end of period	$2,664,444,631	$2,782,762,930	$1,051,504,186	$1,158,186,970
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$1,496,626	$944,794	$18,633,590	$36,238,771
Net realized gain (loss)	13,587,749	1,074,381	(17,545,206)	(26,215,063)
Net change in unrealized appreciation (depreciation)	(6,393,101)	35,958,119	34,438,839	133,830,016
Net increase in net assets resulting from operations	8,691,274	37,977,294	35,527,223	143,853,724
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,124,318)	—	(1,612,024)	(10,410,932)
Advisor Class	(10,754)	—	(302,495)	(1,865,308)
Class C	—	—	(392,395)	(1,924,350)
Institutional Class	(826,746)	—	(2,431,926)	(17,128,093)
Institutional 2 Class	(56,532)	—	(306,403)	(2,375,641)
Institutional 3 Class	(114,637)	—	(42,706)	(305,428)
Total distributions to shareholders	(2,132,987)	—	(5,087,949)	(34,009,752)
Decrease in net assets from capital stock activity	(17,174,077)	(40,124,570)	(122,539,165)	(121,785,211)
Total decrease in net assets	(10,615,790)	(2,147,276)	(92,099,891)	(11,941,239)
Net assets at beginning of period	225,066,208	227,213,484	1,343,044,024	1,354,985,263
Net assets at end of period	$214,450,418	$225,066,208	$1,250,944,133	$1,343,044,024
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$196,640	$216,701
Net realized gain	6,519,455	873,330
Net change in unrealized appreciation (depreciation)	(7,446,533)	13,413,823
Net increase (decrease) in net assets resulting from operations	(730,438)	14,503,854
Distributions to shareholders
Net investment income and net realized gains
Class A	(266,288)	(189,692)
Advisor Class	(15,596)	(15,444)
Institutional Class	(187,084)	(202,770)
Institutional 2 Class	—	(23,692)
Institutional 3 Class	—	(446)
Total distributions to shareholders	(468,968)	(432,044)
Decrease in net assets from capital stock activity	(9,970,513)	(27,064,875)
Total decrease in net assets	(11,169,919)	(12,993,065)
Net assets at beginning of period	60,643,692	73,636,757
Net assets at end of period	$49,473,773	$60,643,692
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023		June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	556,484	4,295,135	1,718,572	11,792,823	175,364	4,329,828	269,136	6,402,067
Fund reorganization	—	—	4,316,137	29,090,226	—	—	—	—
Distributions reinvested	—	—	—	—	194,601	4,909,770	—	—
Shares redeemed	(6,691,033)	(51,565,407)	(14,502,727)	(99,134,411)	(623,420)	(15,577,290)	(1,255,306)	(29,462,523)
Net decrease	(6,134,549)	(47,270,272)	(8,468,018)	(58,251,362)	(253,455)	(6,337,692)	(986,170)	(23,060,456)
Advisor Class
Shares sold	144,717	1,776,422	385,527	4,136,070	12,375	315,962	178,621	4,242,540
Fund reorganization	—	—	1,525,071	16,226,961	—	—	—	—
Distributions reinvested	—	—	—	—	7,258	187,630	—	—
Shares redeemed	(309,316)	(3,781,780)	(1,105,381)	(12,117,272)	(36,460)	(939,252)	(265,087)	(6,561,156)
Net increase (decrease)	(164,599)	(2,005,358)	805,217	8,245,759	(16,827)	(435,660)	(86,466)	(2,318,616)
Class C
Shares sold	36,046	379,869	115,650	1,100,064	1,367	29,826	100,899	2,107,289
Fund reorganization	—	—	74,005	694,892	—	—	—	—
Shares redeemed	(188,799)	(2,003,218)	(387,124)	(3,667,127)	(148,002)	(3,228,484)	(167,007)	(3,495,357)
Net decrease	(152,753)	(1,623,349)	(197,469)	(1,872,171)	(146,635)	(3,198,658)	(66,108)	(1,388,068)
Institutional Class
Shares sold	994,606	11,210,460	2,223,043	22,078,082	87,942	2,217,692	842,430	19,759,167
Fund reorganization	—	—	10,743,676	105,395,547	—	—	—	—
Distributions reinvested	—	—	—	—	998,173	25,363,566	—	—
Shares redeemed	(13,889,736)	(157,064,156)	(27,891,526)	(278,094,447)	(3,392,341)	(85,925,593)	(10,456,754)	(243,769,961)
Net decrease	(12,895,130)	(145,853,696)	(14,924,807)	(150,620,818)	(2,306,226)	(58,344,335)	(9,614,324)	(224,010,794)
Institutional 2 Class
Shares sold	108,247	1,349,626	384,493	4,317,101	18,323	462,229	250,115	5,926,433
Fund reorganization	—	—	378,826	4,102,688	—	—	—	—
Distributions reinvested	—	—	—	—	30,527	775,398	—	—
Shares redeemed	(510,519)	(6,354,306)	(748,162)	(8,093,416)	(132,584)	(3,345,833)	(3,088,794)	(71,486,687)
Net increase (decrease)	(402,272)	(5,004,680)	15,157	326,373	(83,734)	(2,108,206)	(2,838,679)	(65,560,254)
Institutional 3 Class
Shares sold	205,769	2,617,950	2,965,464	31,156,695	203,098	5,220,402	1,511,702	34,457,382
Fund reorganization	—	—	756,498	8,336,673	—	—	—	—
Distributions reinvested	—	—	—	—	120,020	3,108,515	—	—
Shares redeemed	(223,520)	(2,858,180)	(6,188,692)	(68,489,212)	(606,360)	(15,674,317)	(2,622,553)	(62,356,458)
Net decrease	(17,751)	(240,230)	(2,466,730)	(28,995,844)	(283,242)	(7,345,400)	(1,110,851)	(27,899,076)
Class R
Shares sold	—	—	—	—	1,674	40,933	18,418	427,735
Shares redeemed	—	—	—	—	(84,904)	(2,070,566)	(32,719)	(754,283)
Net decrease	—	—	—	—	(83,230)	(2,029,633)	(14,301)	(326,548)
Total net decrease	(19,767,054)	(201,997,585)	(25,236,650)	(231,168,063)	(3,173,349)	(79,799,584)	(14,716,899)	(344,563,812)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023		June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	47,353	1,207,059	87,531	2,068,096	873,832	13,598,783	2,523,091	37,941,700
Distributions reinvested	38,497	1,033,246	—	—	93,347	1,489,821	620,763	9,640,277
Shares redeemed	(380,119)	(9,773,411)	(854,161)	(20,033,727)	(3,354,873)	(52,347,846)	(7,091,812)	(106,349,866)
Net decrease	(294,269)	(7,533,106)	(766,630)	(17,965,631)	(2,387,694)	(37,259,242)	(3,947,958)	(58,767,889)
Advisor Class
Shares sold	4,628	122,090	4,126	103,379	879,904	13,411,885	1,811,816	26,827,579
Distributions reinvested	387	10,723	—	—	19,097	301,351	121,102	1,858,320
Shares redeemed	(3,984)	(104,856)	(10,296)	(253,224)	(784,649)	(12,127,866)	(2,829,609)	(41,872,074)
Net increase (decrease)	1,031	27,957	(6,170)	(149,845)	114,352	1,585,370	(896,691)	(13,186,175)
Class C
Shares sold	642	13,934	4,285	88,478	316,015	4,940,625	985,503	14,870,755
Distributions reinvested	—	—	—	—	22,849	366,262	115,178	1,800,278
Shares redeemed	(48,724)	(1,079,132)	(12,861)	(263,154)	(1,372,532)	(21,502,157)	(2,794,882)	(42,122,296)
Net decrease	(48,082)	(1,065,198)	(8,576)	(174,676)	(1,033,668)	(16,195,270)	(1,694,201)	(25,451,263)
Institutional Class
Shares sold	32,325	846,876	127,544	3,066,026	3,448,668	52,495,524	12,766,485	188,930,142
Distributions reinvested	26,520	726,909	—	—	129,311	2,025,013	909,591	13,848,552
Shares redeemed	(328,111)	(8,554,510)	(694,588)	(16,604,009)	(7,368,930)	(112,538,774)	(14,724,786)	(216,507,923)
Net decrease	(269,266)	(6,980,725)	(567,044)	(13,537,983)	(3,790,951)	(58,018,237)	(1,048,710)	(13,729,229)
Institutional 2 Class
Shares sold	3,225	85,846	34,157	830,932	973,454	15,057,354	1,788,145	26,584,807
Distributions reinvested	2,039	56,528	—	—	19,380	306,403	154,614	2,375,641
Shares redeemed	(52,186)	(1,376,666)	(228,779)	(5,524,052)	(1,751,677)	(27,243,533)	(2,668,374)	(39,543,933)
Net decrease	(46,922)	(1,234,292)	(194,622)	(4,693,120)	(758,843)	(11,879,776)	(725,615)	(10,583,485)
Institutional 3 Class
Shares sold	12,855	337,799	30,431	736,978	51,364	788,823	409,536	6,061,906
Distributions reinvested	4,132	114,544	—	—	2,689	42,425	19,834	304,149
Shares redeemed	(31,446)	(841,056)	(177,200)	(4,340,293)	(104,008)	(1,603,258)	(431,303)	(6,433,225)
Net decrease	(14,459)	(388,713)	(146,769)	(3,603,315)	(49,955)	(772,010)	(1,933)	(67,170)
Total net decrease	(671,967)	(17,174,077)	(1,689,811)	(40,124,570)	(7,906,759)	(122,539,165)	(8,315,108)	(121,785,211)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	176,143	4,365,396	365,289	8,256,089
Distributions reinvested	10,075	266,171	7,554	189,613
Shares redeemed	(267,368)	(6,729,012)	(581,752)	(13,156,697)
Net decrease	(81,150)	(2,097,445)	(208,909)	(4,710,995)
Advisor Class
Shares sold	20,412	524,758	43,377	1,026,335
Distributions reinvested	580	15,559	606	15,410
Shares redeemed	(24,322)	(632,310)	(27,888)	(662,745)
Net increase (decrease)	(3,330)	(91,993)	16,095	379,000
Class C
Shares sold	107	2,515	12,836	282,031
Shares redeemed	(72,799)	(1,709,762)	(59,666)	(1,312,778)
Net decrease	(72,692)	(1,707,247)	(46,830)	(1,030,747)
Institutional Class
Shares sold	35,884	898,572	108,834	2,527,044
Distributions reinvested	6,974	185,985	7,970	201,731
Shares redeemed	(181,707)	(4,613,705)	(1,037,033)	(23,633,681)
Net decrease	(138,849)	(3,529,148)	(920,229)	(20,904,906)
Institutional 2 Class
Shares sold	3,862	100,982	11,404	272,527
Distributions reinvested	—	—	923	23,655
Shares redeemed	(105,850)	(2,599,932)	(46,437)	(1,091,575)
Net decrease	(101,988)	(2,498,950)	(34,110)	(795,393)
Institutional 3 Class
Shares sold	2	50	234	5,416
Distributions reinvested	—	—	16	406
Shares redeemed	(1,897)	(45,780)	(351)	(7,656)
Net decrease	(1,895)	(45,730)	(101)	(1,834)
Total net decrease	(399,904)	(9,970,513)	(1,194,084)	(27,064,875)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2024 (Unaudited)	$7.49	(0.02)	0.24	0.22	—	—	—
Year Ended 12/31/2023	$6.16	(0.03)	1.36	1.33	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	—	(2.20)	(2.20)
Year Ended 12/31/2019	$10.65	(0.04)	2.78	2.74	—	(1.68)	(1.68)
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$11.86	(0.02)	0.37	0.35	—	—	—
Year Ended 12/31/2023	$9.73	(0.02)	2.15	2.13	—	—	—
Year Ended 12/31/2022	$15.37	(0.03)	(5.14)	(5.17)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.65	(0.10)	1.54	1.44	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$15.52	(0.05)	4.38	4.33	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.63	(0.01)	3.58	3.57	—	(1.68)	(1.68)
Class C
Six Months Ended 6/30/2024 (Unaudited)	$10.39	(0.07)	0.33	0.26	—	—	—
Year Ended 12/31/2023	$8.61	(0.11)	1.89	1.78	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Year Ended 12/31/2020(e)	$16.57	(0.20)	4.08	3.88	—	(4.31)	(4.31)
Year Ended 12/31/2019(e)	$18.75	(0.20)	4.74	4.54	—	(6.72)	(6.72)
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$10.93	(0.02)	0.35	0.33	—	—	—
Year Ended 12/31/2023	$8.97	(0.02)	1.98	1.96	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	—	(2.20)	(2.20)
Year Ended 12/31/2019	$12.98	(0.01)	3.41	3.40	—	(1.68)	(1.68)
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$12.06	(0.02)	0.39	0.37	—	—	—
Year Ended 12/31/2023	$9.89	(0.02)	2.19	2.17	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.76	(0.00)(f)	3.61	3.61	—	(1.68)	(1.68)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2024 (Unaudited)	$7.71	2.94% (b)	1.19%	1.08%	(0.56% )	40%	$539,402
Year Ended 12/31/2023	$7.49	21.59% (b)	1.15%	1.08% (c)	(0.46% )	64%	$570,240
Year Ended 12/31/2022	$6.16	(34.01% )	1.08% (d)	1.08% (c),(d)	(0.53% )	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08% (c)	(0.80% )	75%	$919,643
Year Ended 12/31/2020	$12.69	29.18% (b)	1.11%	1.11% (c)	(0.56% )	86%	$983,709
Year Ended 12/31/2019	$11.71	26.21% (b)	1.11%	1.10% (c)	(0.30% )	101%	$810,966
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$12.21	2.95% (b)	0.94%	0.83%	(0.31% )	40%	$35,369
Year Ended 12/31/2023	$11.86	21.89% (b)	0.90%	0.83% (c)	(0.20% )	64%	$36,287
Year Ended 12/31/2022	$9.73	(33.79% )	0.83% (d)	0.83% (c),(d)	(0.27% )	64%	$21,946
Year Ended 12/31/2021	$15.37	9.03%	0.83%	0.83% (c)	(0.55% )	75%	$39,676
Year Ended 12/31/2020	$17.65	29.44% (b)	0.86%	0.86% (c)	(0.30% )	86%	$44,139
Year Ended 12/31/2019	$15.52	26.58% (b)	0.86%	0.85% (c)	(0.05% )	101%	$44,248
Class C
Six Months Ended 6/30/2024 (Unaudited)	$10.65	2.50% (b)	1.94%	1.83%	(1.32% )	40%	$7,588
Year Ended 12/31/2023	$10.39	20.67% (b)	1.90%	1.83% (c)	(1.21% )	64%	$8,991
Year Ended 12/31/2022	$8.61	(34.48% )	1.83% (d)	1.83% (c),(d)	(1.29% )	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83% (c)	(1.54% )	75%	$24,546
Year Ended 12/31/2020 (e)	$16.14	28.27% (b)	1.86%	1.86% (c)	(1.30% )	86%	$55,861
Year Ended 12/31/2019 (e)	$16.57	25.12% (b)	1.86%	1.85% (c)	(1.05% )	101%	$69,471
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$11.26	3.02% (b)	0.94%	0.83%	(0.31% )	40%	$2,028,633
Year Ended 12/31/2023	$10.93	21.85% (b)	0.90%	0.83% (c)	(0.21% )	64%	$2,110,299
Year Ended 12/31/2022	$8.97	(33.78% )	0.83% (d)	0.83% (c),(d)	(0.28% )	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83% (c)	(0.55% )	75%	$3,413,006
Year Ended 12/31/2020	$16.60	29.51% (b)	0.86%	0.86% (c)	(0.30% )	86%	$3,569,794
Year Ended 12/31/2019	$14.70	26.60% (b)	0.86%	0.85% (c)	(0.05% )	101%	$3,117,486
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$12.43	3.07% (b)	0.91%	0.80%	(0.29% )	40%	$24,635
Year Ended 12/31/2023	$12.06	21.94% (b)	0.87%	0.81%	(0.18% )	64%	$28,765
Year Ended 12/31/2022	$9.89	(33.83% )(b)	0.81% (d)	0.80% (d)	(0.26% )	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09% (b)	0.80%	0.80%	(0.52% )	75%	$52,797
Year Ended 12/31/2020	$17.88	29.50% (b)	0.83%	0.82%	(0.27% )	86%	$61,000
Year Ended 12/31/2019	$15.69	26.63% (b)	0.83%	0.82%	(0.02% )	101%	$51,584
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$12.28	(0.01)	0.38	0.37	—	—	—
Year Ended 12/31/2023	$10.07	(0.02)	2.23	2.21	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	—	(2.20)	(2.20)
Year Ended 12/31/2019	$13.89	0.00 (f)	3.66	3.66	—	(1.68)	(1.68)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$12.65	3.01% (b)	0.86%	0.75%	(0.23% )	40%	$28,816
Year Ended 12/31/2023	$12.28	21.95% (b)	0.83%	0.76%	(0.17% )	64%	$28,181
Year Ended 12/31/2022	$10.07	(33.77% )	0.77% (d)	0.77% (d)	(0.23% )	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46% )	75%	$78,955
Year Ended 12/31/2020	$18.12	29.54% (b)	0.78%	0.78%	(0.25% )	86%	$155,338
Year Ended 12/31/2019	$15.87	26.74% (b)	0.78%	0.77%	0.03%	101%	$65,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2024 (Unaudited)	$25.46	0.10	0.20	0.30	(0.45)	(0.44)	(0.89)
Year Ended 12/31/2023	$21.34	0.09	4.03	4.12	—	—	—
Year Ended 12/31/2022	$33.19	0.17 (f)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.48	0.25	8.19	8.44	(0.65)	(3.07)	(3.72)
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$26.09	0.14	0.20	0.34	(0.51)	(0.44)	(0.95)
Year Ended 12/31/2023	$21.82	0.18	4.09	4.27	—	—	—
Year Ended 12/31/2022	$33.82	0.22 (f)	(11.55)	(11.33)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.95	0.05	4.20	4.25	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.67	0.16	4.58	4.74	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.84	0.33	8.30	8.63	(0.73)	(3.07)	(3.80)
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$25.66	0.13	0.21	0.34	(0.51)	(0.44)	(0.95)
Year Ended 12/31/2023	$21.46	0.15	4.05	4.20	—	—	—
Year Ended 12/31/2022	$33.28	0.23 (f)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.51	0.33	8.21	8.54	(0.73)	(3.07)	(3.80)
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$25.66	0.14	0.21	0.35	(0.53)	(0.44)	(0.97)
Year Ended 12/31/2023	$21.45	0.17	4.04	4.21	—	—	—
Year Ended 12/31/2022	$33.25	0.24 (f)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.49	0.35	8.20	8.55	(0.75)	(3.07)	(3.82)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2024 (Unaudited)	$24.87	1.13%	1.40% (c)	1.23% (c)	0.83%	5%	$145,958
Year Ended 12/31/2023	$25.46	19.31%	1.37% (c),(d)	1.24% (c),(d),(e)	0.41%	46%	$155,877
Year Ended 12/31/2022	$21.34	(33.81% )	1.27% (c),(d),(g)	1.23% (c),(d),(e),(g)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24% (c)	1.23% (c),(e)	0.03%	27%	$282,125
Year Ended 12/31/2020	$34.31	14.68%	1.28% (c)	1.24% (c),(e)	0.21%	55%	$283,478
Year Ended 12/31/2019	$34.20	29.56%	1.27% (c)	1.24% (c),(e)	0.76%	32%	$307,872
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$25.48	1.25%	1.15% (c)	0.98% (c)	1.07%	5%	$5,128
Year Ended 12/31/2023	$26.09	19.57%	1.11% (c),(d)	0.99% (c),(d),(e)	0.77%	46%	$5,689
Year Ended 12/31/2022	$21.82	(33.62% )	1.04% (c),(d),(g)	0.98% (c),(d),(e),(g)	0.96%	29%	$6,644
Year Ended 12/31/2021	$33.82	12.88%	0.99% (c)	0.98% (c),(e)	0.14%	27%	$9,279
Year Ended 12/31/2020	$34.95	14.98%	1.03% (c)	0.99% (c),(e)	0.52%	55%	$22,549
Year Ended 12/31/2019	$34.67	29.86%	1.02% (c)	0.99% (c),(e)	1.00%	32%	$12,733
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$25.05	1.27%	1.15% (c)	0.98% (c)	1.07%	5%	$759,427
Year Ended 12/31/2023	$25.66	19.57%	1.12% (c),(d)	0.99% (c),(d),(e)	0.66%	46%	$837,217
Year Ended 12/31/2022	$21.46	(33.63% )	1.03% (c),(d),(g)	0.98% (c),(d),(e),(g)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99% (c)	0.98% (c),(e)	0.28%	27%	$1,727,042
Year Ended 12/31/2020	$34.47	14.99%	1.03% (c)	0.99% (c),(e)	0.46%	55%	$1,760,927
Year Ended 12/31/2019	$34.25	29.89%	1.02% (c)	0.99% (c),(e)	1.01%	32%	$1,947,995
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$25.04	1.30%	1.10% (c)	0.92% (c)	1.12%	5%	$20,283
Year Ended 12/31/2023	$25.66	19.63%	1.05% (c),(d)	0.92% (c),(d)	0.75%	46%	$22,937
Year Ended 12/31/2022	$21.45	(33.60% )	0.97% (c),(d),(g)	0.92% (c),(d),(g)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95% (c)	0.92% (c)	0.34%	27%	$126,973
Year Ended 12/31/2020	$34.46	15.06%	0.97% (c)	0.92% (c)	0.53%	55%	$129,576
Year Ended 12/31/2019	$34.22	29.95%	0.97% (c)	0.93% (c)	1.06%	32%	$183,763
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$26.15	0.15	0.20	0.35	(0.53)	(0.44)	(0.97)
Year Ended 12/31/2023	$21.84	0.18	4.13	4.31	—	—	—
Year Ended 12/31/2022	$33.83	0.26 (f)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
Year Ended 12/31/2019	$29.83	0.37	8.30	8.67	(0.76)	(3.07)	(3.83)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	6/30/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Class A	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	—%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%	less than 0.01%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(g)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$25.53	1.30%	1.05% (c)	0.88% (c)	1.17%	5%	$120,709
Year Ended 12/31/2023	$26.15	19.73%	1.01% (c),(d)	0.89% (c),(d)	0.77%	46%	$131,038
Year Ended 12/31/2022	$21.84	(33.58% )	0.92% (c),(d),(g)	0.88% (c),(d),(g)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90% (c)	0.88% (c)	0.40%	27%	$179,991
Year Ended 12/31/2020	$34.99	15.10%	0.93% (c)	0.88% (c)	0.60%	55%	$277,614
Year Ended 12/31/2019	$34.67	30.04%	0.92% (c)	0.89% (c)	1.12%	32%	$239,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2024 (Unaudited)	$25.48	0.16	0.89	1.05	(0.24)	—	(0.24)
Year Ended 12/31/2023	$21.57	0.07	3.84	3.91	—	—	—
Year Ended 12/31/2022	$35.43	0.12 (e)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.44	0.09	7.67	7.76	(0.28)	(2.34)	(2.62)
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$26.29	0.20	0.93	1.13	(0.30)	—	(0.30)
Year Ended 12/31/2023	$22.21	0.13	3.95	4.08	—	—	—
Year Ended 12/31/2022	$36.35	0.18 (e)	(13.40)	(13.22)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.04	3.59	3.63	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.26	0.04	5.35	5.39	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.18	7.84	8.02	(0.42)	(2.34)	(2.76)
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$26.04	0.20	0.91	1.11	(0.30)	—	(0.30)
Year Ended 12/31/2023	$21.99	0.13	3.92	4.05	—	—	—
Year Ended 12/31/2022	$36.01	0.18 (e)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	(0.09)
Year Ended 12/31/2019	$23.81	0.17	7.78	7.95	(0.42)	(2.34)	(2.76)
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$26.34	0.22	0.93	1.15	(0.33)	—	(0.33)
Year Ended 12/31/2023	$22.22	0.15	3.97	4.12	—	—	—
Year Ended 12/31/2022	$36.33	0.20 (e)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.01	0.18	7.86	8.04	(0.47)	(2.34)	(2.81)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2024 (Unaudited)	$26.29	4.09%	1.54% (c)	1.23% (c)	1.28%	62%	$124,425
Year Ended 12/31/2023	$25.48	18.13%	1.55% (c)	1.23% (c),(d)	0.30%	43%	$128,076
Year Ended 12/31/2022	$21.57	(36.80% )	1.50% (c),(f)	1.24% (c),(d),(f)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44% (c)	1.23% (c),(d)	(0.15% )	27%	$235,103
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26% (d)	(0.10% )	68%	$230,519
Year Ended 12/31/2019	$28.58	33.37%	1.54% (c)	1.35% (c),(d)	0.34%	46%	$37,461
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$27.12	4.26%	1.29% (c)	0.98% (c)	1.55%	62%	$989
Year Ended 12/31/2023	$26.29	18.37%	1.30% (c)	0.98% (c),(d)	0.54%	43%	$932
Year Ended 12/31/2022	$22.21	(36.63% )	1.24% (c),(f)	0.99% (c),(d),(f)	0.71%	21%	$924
Year Ended 12/31/2021	$36.35	10.78%	1.19% (c)	0.98% (c),(d)	0.11%	27%	$2,462
Year Ended 12/31/2020	$34.56	18.51%	1.23%	1.02% (d)	0.12%	68%	$2,748
Year Ended 12/31/2019	$29.26	33.73%	1.29% (c)	1.10% (c),(d)	0.63%	46%	$2,030
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$26.85	4.23%	1.29% (c)	0.98% (c)	1.52%	62%	$75,020
Year Ended 12/31/2023	$26.04	18.42%	1.30% (c)	0.98% (c),(d)	0.55%	43%	$79,765
Year Ended 12/31/2022	$21.99	(36.65% )	1.25% (c),(f)	0.99% (c),(d),(f)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19% (c)	0.98% (c),(d)	0.10%	27%	$159,876
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02% (d)	0.12%	68%	$155,133
Year Ended 12/31/2019	$29.00	33.71%	1.29% (c)	1.10% (c),(d)	0.59%	46%	$88,922
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$27.16	4.32%	1.15% (c)	0.84% (c)	1.62%	62%	$4,716
Year Ended 12/31/2023	$26.34	18.54%	1.16% (c)	0.86% (c)	0.64%	43%	$5,810
Year Ended 12/31/2022	$22.22	(36.57% )	1.11% (c),(f)	0.89% (c),(f)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10% (c)	0.89% (c)	0.17%	27%	$51,805
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Year Ended 12/31/2019	$29.24	33.82%	1.22% (c)	1.00% (c)	0.65%	46%	$3,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$26.35	0.23	0.92	1.15	(0.34)	—	(0.34)
Year Ended 12/31/2023	$22.21	0.17	3.97	4.14	—	—	—
Year Ended 12/31/2022	$36.31	0.21 (e)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	(0.09)
Year Ended 12/31/2019	$24.00	0.20	7.86	8.06	(0.50)	(2.34)	(2.84)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$27.16	4.33%	1.10% (c)	0.79% (c)	1.73%	62%	$9,301
Year Ended 12/31/2023	$26.35	18.64%	1.11% (c)	0.81% (c)	0.70%	43%	$9,404
Year Ended 12/31/2022	$22.21	(36.56% )	1.06% (c),(f)	0.84% (c),(f)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05% (c)	0.84% (c)	0.24%	27%	$28,694
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
Year Ended 12/31/2019	$29.22	33.90%	1.16% (c)	0.96% (c)	0.72%	46%	$13,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2024 (Unaudited)	$15.61	0.22	0.22	0.44	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.36	0.39	1.24	1.63	(0.38)	—	(0.38)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Year Ended 12/31/2019	$13.85	0.27	1.79	2.06	(0.26)	(0.53)	(0.79)
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$15.42	0.24	0.21	0.45	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.19	0.42	1.23	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.81	0.29	(2.45)	(2.16)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.12	0.28	0.88	1.16	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.97	0.36	4.04	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.72	0.31	1.77	2.08	(0.30)	(0.53)	(0.83)
Class C
Six Months Ended 6/30/2024 (Unaudited)	$15.73	0.16	0.22	0.38	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.48	0.27	1.25	1.52	(0.27)	—	(0.27)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Year Ended 12/31/2019	$13.96	0.16	1.79	1.95	(0.15)	(0.53)	(0.68)
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$15.30	0.23	0.22	0.45	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.08	0.42	1.22	1.64	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.65	0.30	1.76	2.06	(0.30)	(0.53)	(0.83)
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$15.44	0.24	0.22	0.46	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.21	0.43	1.22	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Year Ended 12/31/2019	$13.74	0.32	1.77	2.09	(0.31)	(0.53)	(0.84)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2024 (Unaudited)	$15.99	2.84%	0.56% (c)	0.50% (c)	2.80%	62%	$400,299
Year Ended 12/31/2023	$15.61	11.38%	0.57% (c)	0.49% (c),(d)	2.59%	148%	$428,092
Year Ended 12/31/2022	$14.36	(13.14% )	0.54% (c),(e)	0.50% (c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54% (c)	0.50% (c),(d)	1.26%	49%	$624,373
Year Ended 12/31/2020	$18.31	29.27%	0.56% (c)	0.50% (c),(d)	1.53%	97%	$505,238
Year Ended 12/31/2019	$15.12	14.94%	0.58% (c)	0.50% (c),(d)	1.81%	158%	$225,113
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$15.81	2.94%	0.31% (c)	0.25% (c)	3.07%	62%	$72,850
Year Ended 12/31/2023	$15.42	11.64%	0.32% (c)	0.24% (c),(d)	2.84%	148%	$69,278
Year Ended 12/31/2022	$14.19	(12.89% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.88%	88%	$76,472
Year Ended 12/31/2021	$16.81	6.43%	0.29% (c)	0.25% (c),(d)	1.51%	49%	$172,162
Year Ended 12/31/2020	$18.12	29.58%	0.32% (c)	0.25% (c),(d)	2.04%	97%	$130,921
Year Ended 12/31/2019	$14.97	15.21%	0.33% (c)	0.25% (c),(d)	2.08%	158%	$16,208
Class C
Six Months Ended 6/30/2024 (Unaudited)	$16.05	2.44%	1.31% (c)	1.25% (c)	2.06%	62%	$96,805
Year Ended 12/31/2023	$15.73	10.52%	1.32% (c)	1.24% (c),(d)	1.82%	148%	$111,123
Year Ended 12/31/2022	$14.48	(13.75% )	1.29% (c),(e)	1.25% (c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29% (c)	1.25% (c),(d)	0.48%	49%	$189,990
Year Ended 12/31/2020	$18.43	28.28%	1.31% (c)	1.25% (c),(d)	0.72%	97%	$208,937
Year Ended 12/31/2019	$15.23	14.02%	1.33% (c)	1.25% (c),(d)	1.05%	158%	$156,027
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$15.69	2.97%	0.31% (c)	0.25% (c)	3.05%	62%	$593,310
Year Ended 12/31/2023	$15.30	11.66%	0.32% (c)	0.24% (c),(d)	2.85%	148%	$636,587
Year Ended 12/31/2022	$14.08	(12.92% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29% (c)	0.25% (c),(d)	1.52%	49%	$902,841
Year Ended 12/31/2020	$18.01	29.63%	0.31% (c)	0.25% (c),(d)	1.80%	97%	$729,119
Year Ended 12/31/2019	$14.88	15.14%	0.33% (c)	0.25% (c),(d)	2.06%	158%	$285,444
Institutional 2 Class
Six Months Ended 6/30/2024 (Unaudited)	$15.84	3.00%	0.26% (c)	0.20% (c)	3.07%	62%	$77,145
Year Ended 12/31/2023	$15.44	11.67%	0.28% (c)	0.20% (c)	2.88%	148%	$86,925
Year Ended 12/31/2022	$14.21	(12.88% )	0.25% (c),(e)	0.20% (c),(e)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25% (c)	0.20% (c)	1.53%	49%	$169,246
Year Ended 12/31/2020	$18.14	29.59%	0.27% (c)	0.21% (c)	1.82%	97%	$129,197
Year Ended 12/31/2019	$14.99	15.25%	0.28% (c)	0.21% (c)	2.16%	158%	$40,759
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$15.41	0.24	0.22	0.46	(0.06)	—	(0.06)
Year Ended 12/31/2023	$14.18	0.44	1.22	1.66	(0.43)	—	(0.43)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
Year Ended 12/31/2019	$13.72	0.32	1.76	2.08	(0.31)	(0.53)	(0.84)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2024 (Unaudited)	$15.81	3.01%	0.22% (c)	0.16% (c)	3.12%	62%	$10,535
Year Ended 12/31/2023	$15.41	11.73%	0.24% (c)	0.16% (c)	2.96%	148%	$11,038
Year Ended 12/31/2022	$14.18	(12.82% )	0.21% (c),(e)	0.16% (c),(e)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21% (c)	0.17% (c)	1.94%	49%	$15,581
Year Ended 12/31/2020	$18.11	29.69%	0.24% (c)	0.17% (c)	1.89%	97%	$2,862
Year Ended 12/31/2019	$14.96	15.24%	0.25% (c)	0.16% (c)	2.13%	158%	$837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Financial Highlights
Columbia Acorn European FundSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2024 (Unaudited)	$25.55	0.09	(0.35)	(0.26)	(0.23)	(0.23)
Year Ended 12/31/2023	$20.61	0.06	5.04	5.10	(0.16)	(0.16)
Year Ended 12/31/2022	$33.33	0.06 (e)	(12.78)	(12.72)	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	(0.06)
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Year Ended 12/31/2019	$15.56	0.06	7.09	7.15	(0.19)	(0.19)
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$25.89	0.12	(0.35)	(0.23)	(0.23)	(0.23)
Year Ended 12/31/2023	$20.87	0.10	5.14	5.24	(0.22)	(0.22)
Year Ended 12/31/2022	$33.68	0.11 (e)	(12.92)	(12.81)	—	—
Year Ended 12/31/2021	$27.78	(0.10)	6.13	6.03	(0.13)	(0.13)
Year Ended 12/31/2020	$22.70	(0.06)	5.27	5.21	(0.13)	(0.13)
Year Ended 12/31/2019	$15.68	0.12	7.13	7.25	(0.23)	(0.23)
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$25.76	0.11	(0.34)	(0.23)	(0.23)	(0.23)
Year Ended 12/31/2023	$20.77	0.11	5.10	5.21	(0.22)	(0.22)
Year Ended 12/31/2022	$33.51	0.11 (e)	(12.85)	(12.74)	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	(0.13)
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)
Year Ended 12/31/2019	$15.60	0.12	7.10	7.22	(0.23)	(0.23)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Family of Funds  | 2024

Financial Highlights (continued)
Columbia Acorn European FundSM

	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2024 (Unaudited)	$25.06	(1.05% )	1.98% (c)	1.45% (c)	0.68%	20%	$27,869
Year Ended 12/31/2023	$25.55	24.76%	1.92% (c)	1.45% (c),(d)	0.24%	23%	$30,487
Year Ended 12/31/2022	$20.61	(38.16% )	1.80% (c),(f)	1.45% (c),(d),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63% (c)	1.44% (c),(d)	(0.45% )	21%	$66,374
Year Ended 12/31/2020	$27.49	22.80%	1.86% (c)	1.45% (c)	(0.54% )	45%	$42,059
Year Ended 12/31/2019	$22.52	45.96%	1.88%	1.44%	0.33%	30%	$33,361
Advisor Class
Six Months Ended 6/30/2024 (Unaudited)	$25.43	(0.92% )	1.73% (c)	1.20% (c)	0.96%	20%	$1,739
Year Ended 12/31/2023	$25.89	25.11%	1.67% (c)	1.20% (c),(d)	0.44%	23%	$1,857
Year Ended 12/31/2022	$20.87	(38.03% )	1.55% (c),(f)	1.20% (c),(d),(f)	0.47%	31%	$1,161
Year Ended 12/31/2021	$33.68	21.75%	1.37% (c)	1.19% (c),(d)	(0.32% )	21%	$3,083
Year Ended 12/31/2020	$27.78	23.10%	1.61% (c)	1.20% (c)	(0.29% )	45%	$1,781
Year Ended 12/31/2019	$22.70	46.30%	1.63%	1.19%	0.60%	30%	$1,906
Institutional Class
Six Months Ended 6/30/2024 (Unaudited)	$25.30	(0.92% )	1.73% (c)	1.20% (c)	0.89%	20%	$19,866
Year Ended 12/31/2023	$25.76	25.09%	1.67% (c)	1.20% (c),(d)	0.47%	23%	$23,802
Year Ended 12/31/2022	$20.77	(38.02% )	1.54% (c),(f)	1.20% (c),(d),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38% (c)	1.19% (c),(d)	(0.21% )	21%	$111,462
Year Ended 12/31/2020	$27.64	23.08%	1.61% (c)	1.20% (c)	(0.29% )	45%	$55,171
Year Ended 12/31/2019	$22.59	46.35%	1.63%	1.19%	0.64%	30%	$49,616
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds and exchange-traded funds (ETFs). As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). Under normal circumstances, the Fund may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities. For information on the investment strategies, operations and risks of the underlying funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the underlying funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Class C shares generally automatically convert to Class A shares of the same Fund 8 years after the Class C shares’ purchase date. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
Share class changes
For Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM, the Funds’ Board of Trustees approved a proposal to accelerate the conversion of Class C shares into each Fund’s respective Class A shares. Effective on February 12, 2024, Class C shares of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM were converted into Class A shares of the respective fund in a tax-free transaction.
The Funds’ Board of Trustees also approved a proposal to liquidate Institutional 2 Class and Institutional 3 Class shares of Columbia Acorn European FundSM and Class R shares of Columbia Acorn International®. Effective on March 11, 2024, these share classes were closed to new and existing investors and effective on April 19, 2024, these share classes were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
In addition, for Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Thermostat FundSM, the Funds’ Board of Trustees approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Thermostat FundSM will be exchanged for Class S shares of each respective Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
Lastly, the Funds’ Board of Trustees approved the conversion of all Advisor Class shares of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM to each Fund’s respective Institutional Class shares and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM will be converted to Institutional Class shares of the respective Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures approved by the Board of Trustees. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process approved by the Board of Trustees, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral,

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2024 by each Fund is included in the Statement of Operations.
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2024:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	28,864,243	10,923,683	4,550,000
Total Liabilities	28,864,243	10,923,683	4,550,000
Total Financial and Derivative Net Assets	(28,864,243)	(10,923,683)	(4,550,000)
Financial Instruments	27,591,615	10,383,933	4,260,423
Net Amount (a)	(1,272,628)	(539,750)	(289,577)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2024:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$27,591,615	$—	$—	$—	$27,591,615
Gross amount of recognized liabilities for securities lending (collateral received)					28,864,243
Amounts due to counterparty in the event of default					$1,272,628
Columbia Acorn International®
Securities lending transactions
Equity securities	$10,383,933	$—	$—	$—	$10,383,933
Gross amount of recognized liabilities for securities lending (collateral received)					10,923,683
Amounts due to counterparty in the event of default					$539,750
Columbia Acorn International SelectSM
Securities lending transactions
Equity securities	$4,260,423	$—	$—	$—	$4,260,423
Gross amount of recognized liabilities for securities lending (collateral received)					4,550,000
Amounts due to counterparty in the event of default					$289,577
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
In June 2024, the Board of Trustees approved a reduction in the advisory fee rates payable to the Investment Manager by Columbia Acorn International®. The new advisory fee, which is effective September 3, 2024, is equal to a percentage of average daily net assets of Columbia Acorn International® equal to 1.10% on the first $100 million, 0.94% from $100 million to $250 million, 0.90% from $250 million to $500 million, 0.74% from $500 million to $1 billion and 0.72% for $1 billion and over.
For the six months ended June 30, 2024, the annualized effective investment advisory fee rates were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.69
Columbia Acorn International®	0.86
Columbia Acorn International SelectSM	0.89
Columbia Thermostat FundSM	0.10
Columbia Acorn European FundSM	1.19
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Affiliates to provide portfolio management services to the Funds. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Affiliates, including Columbia Management and Threadneedle International Limited, serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2024, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of SS&C GIDS for its services and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class and Institutional 3 Class shares of Columbia Acorn European FundSM being liquidated, April 19, 2024 was the last day Columbia Acorn European FundSM paid a transfer agency fee for each share class.
Please see Expenses waived/reimbursed by the Investment Manager and its affiliates below for information about the Transfer Agent’s contractual agreements to limit the fees payable to it by certain share classes of the Funds.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the Funds’ annualized effective transfer agency fee rates, which reflect the contractual limitations described below in Expenses waived/reimbursed by the Investment Manager, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.08	0.08	0.08	0.08	0.05	0.01	—
Columbia Acorn International®	0.10	0.10	0.03 (a)	0.10	0.05	0.01	0.03 (a)
Columbia Acorn International SelectSM	0.19	0.19	0.06 (a)	0.19	0.05	0.00	—
Columbia Thermostat FundSM	0.09	0.09	0.09	0.09	0.05	0.01	—
Columbia Acorn European FundSM	0.12	0.12	0.04 (a)	0.12	0.02 (a)	0.01 (a)	—

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2024, no minimum account balance fees were charged by the Funds.
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares. As a result of Class C shares of Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM being converted into Class A shares, April 15, 2024 was the last day Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM paid a distribution and service fee for Class C shares. As a result of Class R shares of Columbia Acorn International® being liquidated, April 19, 2024 was the last day Columbia Acorn International® paid a distribution and service fee for Class R shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2024, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00 (a)	1.00 (b)	24,650	253
Columbia Acorn International®	5.75	—	0.50 - 1.00 (a)	1.00 (b)	11,975	16
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	5,122	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	106,861	2,886
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	1,199	10

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
Columbia Acorn® Fund
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn® Fund do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn®Fund	1.08%	0.83%	1.83%	0.83%	0.80%	0.75%
This agreement is a continuation of an arrangement that was put in place April 22, 2023 to extend through April 30, 2025. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
Columbia Acorn International®
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International® do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International®	1.23%	0.98%	0.98%	0.92%	0.88%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
Prior to May 1, 2024, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International® for Institutional 2 Class shares of the Fund to not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Acorn International SelectSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.24%	0.99%	0.99%	0.84%	0.79%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
With respect to Columbia Acorn International SelectSM, the Transfer Agent contractually agreed, effective May 1, 2024, to waive a portion of the fees payable by the Fund such that through April 30, 2025, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. This agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees.

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Columbia Thermostat FundSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.20%	0.16%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
With respect to Columbia Thermostat FundSM, the Transfer Agent contractually agreed, effective May 1, 2024, to waive a portion of the fees payable by the Fund such that through April 30, 2025, fees paid by the Fund to the Transfer Agent do not exceed the annual rate of (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. This agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees.
Columbia Acorn European FundSM
Through April 30, 2025, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of the classes’ average daily net assets:
Fund	Class A	Advisor Class	Institutional Class
Columbia Acorn European FundSM	1.45%	1.20%	1.20%
This agreement is an extension of the arrangement that was previously in place through April 30, 2024. It may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2025.
Voluntary waivers and reimbursements
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) so that Columbia Acorn International® and Columbia Acorn International SelectSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes.
Any fees waived and/or expenses reimbursed under the contractual and voluntary fee waiver/expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
At June 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	2,343,695,000	579,696,000	(218,943,000)	360,753,000
Columbia Acorn International®	778,160,000	348,558,000	(68,961,000)	279,597,000
Columbia Acorn International SelectSM	186,762,000	37,973,000	(6,066,000)	31,907,000
Columbia Thermostat FundSM	1,226,795,000	61,754,000	(35,688,000)	26,066,000
Columbia Acorn European FundSM	31,745,000	18,442,000	(1,689,000)	16,753,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn® Fund	(542,202,704)	(1,203,843)	(543,406,547)
Columbia Acorn International®	(46,900,305)	(26,269,099)	(73,169,404)
Columbia Acorn International SelectSM	(9,293,151)	(16,124,133)	(25,417,284)
Columbia Thermostat FundSM	(19,207,077)	(102,130,279)	(121,337,356)
Columbia Acorn European FundSM	(17,510,722)	—	(17,510,722)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,101,633,529	1,270,642,872
Columbia Acorn International®	57,912,832	155,499,530
Columbia Acorn International SelectSM	133,244,851	145,447,145
Columbia Thermostat FundSM	804,973,513	898,278,535
Columbia Acorn European FundSM	10,636,686	20,227,316
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
 During the six months ended June 30, 2024, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	1,065,000	6.42	20
Columbia Acorn International SelectSM	300,000	6.45	1
Columbia Thermostat FundSM	6,112,500	6.42	8
Columbia Acorn European FundSM	350,000	6.41	10
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. The Funds had no outstanding borrowings at June 30, 2024.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.  Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International® and Columbia Acorn International SelectSM may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. Columbia Acorn International SelectSM is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrial sector risk
Columbia Acorn® Fund, Columbia Acorn International® and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn International® is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2024, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds.
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	26.9
Columbia Thermostat FundSM	23.2
Columbia Acorn European FundSM	31.3
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to
Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1, Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Fund’s Board of Trustees approved changes to the principal investment strategies of Columbia Acorn International® and Columbia Acorn International SelectSM and the advisory fee rates of Columbia Acorn International® (see Note 3). As a result, effective September 3, 2024 each of the Funds will align its principal investment strategies to invest at least 65% of its assets in developed markets and change the emerging markets mandate to an optional investment of up to 20% of fund net assets (down from 35% for Columbia Acorn International®). Accordingly, the benchmarks to which these funds compare their performance will change from a variation of MSCI ACWI – ex U.S. indices to a series of MSCI EAFE indices in keeping with the updated investment style’s greater focus on developed markets over emerging markets.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Note 11. Fund reorganization for Columbia Acorn® Fund
At the close of business on April 21, 2023, Columbia Acorn® Fund (the Fund) acquired the assets and assumed the identified liabilities of Columbia Acorn USA® (the Acquired Fund), a series of Columbia Acorn Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in December 2022. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $2,625,263,610 and the combined net assets immediately after the reorganization were $2,789,110,597.
The reorganization was accomplished by a tax-free exchange of 16,969,670 shares of the Acquired Fund valued at $163,846,987 (including $18,196,450 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:

Columbia Acorn Family of Funds  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Shares
Class A	4,316,137
Advisor Class	1,525,071
Class C	74,005
Institutional Class	10,743,676
Institutional 2 Class	378,826
Institutional 3 Class	756,498
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on January 1, 2023, the Fund’s pro-forma results of operations for the year ended December 31, 2023 would have been approximately:
($)
Net investment loss	(5,593,000)
Net realized gain	43,510,000
Net change in unrealized appreciation/(depreciation)	501,725,000
Net increase in net assets from operations	539,642,000
Columbia Acorn Family of Funds  | 2024

Board Approval of the Advisory Agreement
(Unaudited)
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve the continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds. In connection with their most recent consideration of the Advisory Agreement for the Funds, the members of the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of, and request additional materials from, CWAM, Ameriprise and Columbia Threadneedle (composed of CWAM and its parent company, Columbia Management, along with certain other affiliates of Ameriprise).
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on five separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met informally on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Audit & Compliance Committee of the Board (the “Audit & Compliance Committee”) made available relevant information with respect to matters within the realm of the Audit & Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various time periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing each Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds.
The Contract Committee and the Board also took into account other information, such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the overall level of resources devoted to the Funds; (iv) the size, education, experience and resources of CWAM’s and its affiliates’ investment staff serving the Funds and their use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM and its affiliates; (vi) the compensation framework of the Funds’ portfolio managers; (vii) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.

Columbia Acorn Family of Funds  | 2024

Board Approval of the Advisory Agreement (continued)
(Unaudited)
At a meeting held on June 12, 2024, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process.
The Independent Trustees considered other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Funds to the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator and fund accountant; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. In addition, the Independent Trustees noted the quality of CWAM’s compliance record. They also considered CWAM’s and its affiliates’ extensive and focused efforts to improve the performance of the Funds and believed they were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM and its affiliates. They also concluded that CWAM and its affiliates had sufficient personnel, with appropriate education and experience, to serve the Funds effectively.
Performance of the Funds
The Independent Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). The Independent Trustees evaluated the performance and risk characteristics of the Funds over various periods, including over the one-, three- and five-year periods ended December 31, 2023 and April 30, 2024.
In considering the performance of Columbia Acorn Fund, the Independent Trustees noted that the Fund had underperformed the median of its Broadridge performance group and its primary benchmark for the three- and five-year periods ended December 31, 2023 and outperformed the median of its Broadridge performance group and primary benchmark for the one-year period ended December 31, 2023. In addition, the Independent Trustees considered that the Fund had outperformed its primary benchmark for the one-year period ended April 30, 2024 and underperformed its primary benchmark for the three- and five-year periods ended April 30, 2024.
With respect to Columbia Thermostat Fund, the Independent Trustees considered that Broadridge could not construct an appropriate peer group for the Fund because of the Fund’s unique investment strategy. Accordingly, the Independent Trustees considered the Fund’s performance against a universe of retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution, selected by Broadridge. They observed that the Fund had outperformed the median of its Broadridge performance universe for the one-year and five-year periods ended December 31, 2023 and underperformed the median of its Broadridge performance universe for the three-year period ended December 31, 2023. The Independent Trustees also considered that Columbia Thermostat Fund had both an equity and a debt primary benchmark, and they reviewed the performance of the Fund relative to an equally-weighted custom composite of the Fund’s primary benchmarks for equity and debt securities established by CWAM (the “Blended Benchmark”). The Independent Trustees took
Columbia Acorn Family of Funds  | 2024

Board Approval of the Advisory Agreement (continued)
(Unaudited)
into account that the Fund’s performance surpassed that of the Blended Benchmark for the five-year period ended December 31, 2023 and underperformed the Blended Benchmark for the one- and three-year periods ended December 31, 2023. The Independent Trustees also considered that the Fund had underperformed the Blended Benchmark for the one- and three-year periods ended April 30, 2024 and outperformed the Blended Benchmark for the five-year period ended April 30, 2024.
In considering the performance of Columbia Acorn International, the Independent Trustees took into account that the Fund had outperformed the median of its Broadridge performance group for the one- and three- year periods ended December 31, 2023 and underperformed the median of its Broadridge performance group for the five-year period ended December 31, 2023. They also considered the Fund’s performance versus various benchmarks for the same periods and noted that the Fund had underperformed its primary benchmark for the three- and five-year periods ended December 31, 2023, and outperformed its primary benchmark for the one-year period ended December 31, 2023. In addition, the Independent Trustees took into account that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended April 30, 2024.
The Independent Trustees considered that Columbia Acorn International Select had underperformed the median of its Broadridge performance group and primary benchmark for the three- and five-year periods ended December 31, 2023 and outperformed the median of its Broadridge performance group and primary benchmark for the one-year period ended December 31, 2023. The Independent Trustees also considered that the Fund had underperformed its primary benchmark for the one-, three- and five-year periods ended April 30, 2024.
With respect to Columbia Acorn European Fund, the Independent Trustees considered that the Fund had outperformed the median of its Broadridge performance group and primary benchmark for the one- and five-year periods ended December 31, 2023 and underperformed the median of its Broadridge performance group and primary benchmark for the three-year period ended December 31, 2023. In addition, the Independent Trustees took into account that the Fund had underperformed its primary benchmark for the one- and three-year periods ended April 30, 2024 and outperformed its primary benchmark for the five-year period ended April 30, 2024.
The Independent Trustees considered that the Funds’ portfolio managers along with CWAM’s Domestic Director of Research (U.S.), the Global Head of Equities at Columbia Threadneedle and the Head of European Equity Investments at Columbia Threadneedle had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken to improve the Funds’ performance as well as the impact of investment style in the recent market environment. The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve the performance of the Funds and that the Performance Committee was monitoring the Funds’ performance closely.
In light of this information, the Independent Trustees concluded that each Fund’s performance was satisfactory versus its respective performance universe or peer group and primary benchmark.
Costs of services and profits realized by CWAM
The Independent Trustees examined detailed information on the fees and expenses of each Fund compared with information for similar funds provided by Broadridge. Generally, the Independent Trustees considered that none of the Funds’ share classes would experience a total net increase in operating expenses in 2024-2025, and that many of the Funds and/or their share classes would experience net decreases in operating expenses.
Specifically, the Independent Trustees considered that the actual advisory fees paid by Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn International Select and Columbia Acorn European Fund were lower than their respective Broadridge expense group medians; and that the actual advisory fees paid by Columbia Thermostat Fund were higher than its respective Broadridge expense group median.
In addition, the Independent Trustees considered that CWAM had contractually agreed through April 30, 2025, to limit fees and expenses for each Fund so that no Fund’s total expense ratio would increase from the prior year. With respect to Columbia Acorn Fund, the Independent Trustees took into account that in connection with the Fund’s acquisition of Columbia

Columbia Acorn Family of Funds  | 2024

Board Approval of the Advisory Agreement (continued)
(Unaudited)
Acorn Select, which closed at the close of business on April 21, 2023, CWAM had contractually agreed through April 30, 2025, to limit Columbia Acorn Fund’s fees and expenses so that each class of the Fund would experience the same or a net decrease in total operating expenses as the prior year.
In considering the total expense levels of each Fund, the Independent Trustees also considered the total expenses of each Fund relative to its three- and five-year performance, as prepared by Broadridge.
The Independent Trustees also considered that during the prior year, the advisory fees paid by Columbia Acorn International were generally comparable to those paid by Wanger International, a series of Wanger Advisors Trust, which was managed similarly by CWAM, at similar asset levels. They further noted that upon recommendation of the Contract Committee, of which each Independent Trustee was a member, and upon recommendation of the Performance Committee, the Board had approved the proposal of CWAM and its affiliates to fully align the investment strategies and advisory fee schedule for Columbia Acorn International and Wanger International, to be effective on or about September 3, 2024.
The Independent Trustees took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to any of the Funds.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. They considered that the Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. In addition, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the Funds and the funds in Wanger Advisors Trust at various hypothetical levels of total assets. They reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that the Funds had lost assets. The Independent Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, included breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for all of the Funds for 2024 and 2025.
The Independent Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds.
Other benefits to CWAM
The Independent Trustees reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the
Columbia Acorn Family of Funds  | 2024

Board Approval of the Advisory Agreement (continued)
(Unaudited)
Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Performance Committee and the Audit & Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Performance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Independent Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Independent Trustees considered that CWAM’s affiliates benefited from management fees received in connection with Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 12, 2024, the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2025.

Columbia Acorn Family of Funds  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Principal Accounting and Financial Officer

Date	August 22, 2024